UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices) (Zip code)

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(908) 897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Explanatory Note: This amended and restated Semi-Annual Report (originally filed with the SEC on Form N-CSR on June 10, 2020) revises information with respect to the Fund’s performance figures for the periods ended March 31, 2020, as compared to its benchmarks.

Item 1. Reports to Stockholders.

etfmg

Semi-Annual Report
March 31, 2020

ETFMG Prime Junior Silver ETF

SILJ

ETFMG Prime Cyber Security ETF

HACK

ETFMG Prime Mobile Payments ETF

IPAY

ETFMG Sit Ultra Short ETF

VALT

ETFMG Travel Tech ETF

AWAY

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The funds are a series of ETF Managers Trust.

ETFMG™ ETFs

March 31, 2020 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

Performance Overview

During the 6-month period ended March 31, 2020, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 0.07%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned -0.74%. Below is a performance overview for each Fund for the same 6-month period, except as noted otherwise.

ETFMG Prime Junior Silver Miners ETF (SILJ)

The ETFMG Prime Junior Silver Miners ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Over the period, the total return for the Fund was -27.66%, while the total return for the Index was
-28.04%. The worst performers in the Fund on the basis of contribution to return were Hochschild Mining, First Majestic Silver, and Hecla Mining.

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

Over the period, the total return for the Fund was -2.44%, while the total return for the Index was
-2.98%. The best performers in the Fund on the basis of contribution to return were Sophos Group, Carbonite, and Fortinet, while the worst performers were Tufin Software Technologies, Cisco Systems, and Fingerprint Cards.

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Over the period, the total return for the Fund was -19.65%, while the total return for the Index was
-19.33%. The best performers in the Fund on the basis of contribution to return were Adyen, Nexi Spa, and GMO Payment Gateway, while the worst performers were PagSeguro Digital, Discover Financial Services, and American Express.

ETFMG Sit Ultra Short ETF (VALT)

The following information pertains to the fiscal period from the Fund’s inception, October 8, 2019 to March 31, 2020.

The ETFMG Sit Ultra Short ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks maximum current income, consistent with preservation of capital and daily liquidity.

Over the fiscal period, the total return for the Fund was -3.07%, while the total return for its benchmark, the Bloomberg Barclays U.S. Treasury Bills Index: 1-3 month Index, was 0.91%.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of high-quality, short-term U.S. dollar-denominated domestic and foreign debt securities and other instruments. The Fund uses the Bloomberg Barclays U.S. Treasury Bills Index: 1-3-month Index as its benchmark index. The Fund seeks to maintain an average effective duration within a range of 2 months to 1 year.

ETFMG Travel Tech ETF (AWAY)

The following information pertains to the fiscal period from the Fund’s inception, February 12, 2020 to March 31, 2020.

The ETFMG Travel Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Travel Technology Index NTR (the “Index”).

Over the fiscal period, the total return for the Fund was -42.91%, while the total return the Index, was -43.59%. The best performers in the Fund on the basis of contribution to return were Lotte Tour Development and Hana Tour Service, while the worst performers were Webjet, Expedia Group, and Despegar.com.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

You can find further details about SILJ, HACK, IPAY, VALT and AWAY by visiting www.etfmgfunds.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III
Chairman of the Board

Average Annual Returns	1 Year	5 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	Return	(11/28/12)	(3/31/20)
ETFMG Prime Junior Silver Miners ETF (NAV)	-23.01%	0.30%	-13.05%	$3,583
ETFMG Prime Junior Silver Miners ETF (Market)	-23.58%	-0.08%	-13.22%	$3,534
S&P 500 Index	-6.98%	6.73%	10.88%	$21,329
Prime Junior Silver Miners & Explorers Index	-23.25%	1.66%	-12.18%	$3,856

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).
The chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Junior Silver Miners ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	Pan American Silver Corp.	13.41%
2	Hecla Mining Co.	11.15%
3	First Majestic Silver Corp.	11.07%
4	Coeur Mining, Inc.	8.86%
5	SilverCrest Metals, Inc.	4.70%
6	Hochschild Mining PLC	4.56%
7	MAG Silver Corp.	4.28%
8	Silvercorp Metals, Inc.	4.10%
9	SSR Mining, Inc.	4.10%
10	Yamana Gold, Inc.	3.83%

Top Ten Holdings = 70.06% of Total Investments
* Current portfolio holdings may not be indicative of future fund holdings.

Average Annual Returns	1 Year	5 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	Return	(11/11/14)	(3/31/20)
ETFMG Prime Cyber Security ETF (NAV)	-8.52%	5.81%	7.59%	$14,824
ETFMG Prime Cyber Security ETF (Market)	-9.04%	5.69%	7.49%	$14,752
S&P 500 Index	-6.98%	6.73%	6.67%	$14,154
Prime Cyber Defense Index	-8.78%	6.01%	7.93%	$15,077

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	CloudFlare, Inc.	3.35%
2	ETFMG Sit Ultra Short ETF	3.31%
3	Cisco Systems, Inc.	3.17%
4	Akamai Technologies, Inc.	2.87%
5	Qualys, Inc.	2.62%
6	Splunk, Inc.	2.60%
7	Fortinet, Inc.	2.56%
8	Trend Micro, Inc.	2.41%
9	Ping Identity Holding Corp.	2.37%
10	Proofpoint, Inc.	2.35%

Top Ten Holdings = 27.61% of Total Investments
* Current portfolio holdings may not be indicative of future Fund holdings.

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(7/15/15)	(3/31/20)
ETFMG Prime Mobile Payments ETF (NAV)	-12.73%	9.23%	$15,161
ETFMG Prime Mobile Payments ETF (Market)	-13.22%	9.13%	$15,092
S&P 500 Index	-6.98%	6.59%	$13,509
Prime Mobile Payments Index	-12.08%	9.91%	$15,611

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	PayPal Holdings, Inc.	5.73%
2	Fidelity National Information Services, Inc.	5.67%
3	Visa, Inc.	5.60%
4	MasterCard, Inc.	5.25%
5	Fiserv, Inc.	5.24%
6	Global Payments, Inc.	4.95%
7	ETFMG Sit Ultra Short ETF	4.94%
8	American Express Co.	4.42%
9	Adyen N.V.	4.10%
10	Square, Inc.	3.32%

Top Ten Holdings= 49.22% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

Average Annual Returns	Since Inception	Value of $10,000
Period Ended March 31, 2020	(10/8/2019)	(3/31/20)
ETFMG Sit Ultra Short ETF (NAV)	-3.07%	$9,693
ETFMG Sit Ultra Short ETF (Market)	-3.15%	$9,685

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 8, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.

ETFMG Sit Ultra Short ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	Carvana Auto Receivables Trust	3.47%
2	Albemarle Corp.	2.99%
3	Hyundai Capital America	2.99%
4	Westlake Automobile Receivables Trust	2.91%
5	AbbVie, Inc.	2.86%
6	HSBC Holdings PLC	2.64%
7	Arrow Electronics, Inc.	2.53%
8	Commonwealth Bank of Australia	2.49%
9	Westpac Banking Corp.	2.47%
10	Daimler Finance North America LLC	2.33%

Top Ten Holdings =27.68% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

Average Annual Returns	Since Inception	Value of $10,000
Period Ended March 31, 2020	(2/12/2020)	(3/31/20)
ETFMG Travel Tech ETF (NAV)	-42.91%	$5,709
ETFMG Travel Tech ETF (Market)	-42.80%	$5,720
S&P 500 Index	-23.28%	$7,672
Prime Travel Technology Index GTR	-43.59%	$5,641

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on February 12, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Travel Tech ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	Uber Technologies, Inc.	13.25%
2	Booking holdings, Inc.	9.40%
3	Lyft, Inc.	7.84%
4	Trip.com Group, Ltd.	7.21%
5	Amadeus IT Group S.A.	6.28%
6	Trainline PLC	5.05%
7	Hongcheng-Elong Holdings, Ltd.	4.74%
8	TravelSky, Ltd.	4.51%
9	Expedia Group, Inc.	4.18%
10	TripAdvisor, Inc.	4.02%

Top Ten Holdings = 66.48% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver Miners ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversiﬁed, meaning it may concentrate its assets in fewer individual holdings than a diversiﬁed fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversiﬁed fund. Funds that are less diversiﬁed across countries or geographic regions are generally riskier than more geographically diversiﬁed funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may ﬂuctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modiﬁed free-ﬂoat market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The fund is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on proﬁt margins. Such companies may have limited product lines, markets, ﬁnancial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualiﬁed personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the proﬁtability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversiﬁed, meaning they may concentrate its assets in fewer individual holdings than a diversiﬁed fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Diversiﬁcation does not assure a proﬁt or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index . To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index.
The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETFMG™ ETFs

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the proﬁtability and value of such companies. The Fund is non-diversiﬁed, meaning it may concentrate its assets in fewer individual holdings than a diversiﬁed fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversiﬁcation does not guarantee a proﬁt, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modiﬁed linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

VALT

The ETFMG Sit Ultra Short ETF (the “Fund” or the “Ultra Short ETF”) seeks maximum current income, consistent with preservation of capital and daily liquidity.

The market price of the Fund’s fixed-income instruments may change, sometimes rapidly or unpredictably, in response to changes in interest rates, factors affecting securities markets generally, and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. The Fund may invest in floating rate securities, which are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. The Fund may invest in U.S. dollar-denominated debt obligations of foreign issuers. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. From time to time the Fund may invest a substantial amount of its assets in taxable or tax-exempt municipal securities whose interest is paid solely from revenues of similar projects.

ETFMG™ ETFs

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

The Fund is recently organized with a limited operating history. The Fund may not meet its investment objective based on the success or failure to implement investment strategies for the Fund.

The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. In the event of large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s performance.

AWAY

The ETFMG Travel Tech ETF (the “Fund” or the “Travel Tech ETF”) seeks investment results that correspond generally to the price and yield, before fund fees and expenses, of the Prime Travel Technology Index (the “Index”).

Investing involves risk, including loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

ETFMG™ ETFs

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2020 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra ETF	ETFMG Travel Tech ETF
As a percent of Net Assets:
Australia	-%	-%	0.4%	-%	1.8%
Brazil	-	-	1.2	-	1.4
Canada	66.4	-	-	-	-
China	-	-	-	-	4.4
Cyprus	-	-	1.2	-	0.1
Finland	-	0.1	-	-	-
France	-	-	6.2	-	-
Germany	-	-	3.7	-	-
Hong Kong	-	-	0.8	-	-
Israel	-	7.2	-	-	-
Italy	-	-	3.2	-	-
Japan	-	4.4	3.7	-	11.2
Mauritus	-	-	-	-	3.2
Netherlands	-		5.0	-	0.8
Peru	4.5	-	-	-	-
Republic of Korea	-	0.7	-	-	5.1
Spain	-	-	-	-	6.2
Sweden	-	1.6	-	-	-
United Kingdom	-	6.9	0.4	-	7.4
United States	22.6	76.3	74.0	-	54.4
Asset Backed Securities	-	-	-	12.4	-
Coporate Obligations	-	-	-	86.6	-
Exchange Traded Funds	-	4.1	6.0	-	-
Municipal Debt Obligations	-	-	-	1.1	-
Short-Term and other Net Assets (Liabilities)	6.5	(1.3)	(5.8)	(0.1)	4.0
	100.0%	100.0%	100.0%	100.0%	100.0%

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 93.5%
Canada - 66.4%
Commercial Services & Supplies - 2.1%
Alexco Resource Corp. (a)	1,578,031	$1,925,198
Metals & Mining - 64.3% (c)
Americas Gold & Silver Corp. (a)	1,072,154	1,630,363
Bear Creek Mining Corp. (a)	1,434,762	1,203,026
Canada Cobalt Works, Inc. (a)	1,277,161	290,408
Endeavour Silver Corp. (a)	1,705,255	2,285,042
Excellon Resources, Inc. (a)	2,596,733	1,014,853
First Majestic Silver Corp. (a)	1,647,051	10,195,246
Fortuna Silver Mines, Inc. (a)	768,164	1,768,529
Great Panther Mining, Ltd. (a)	3,379,410	1,041,534
Hudbay Minerals, Inc.	1,034,782	1,955,887
Kootenay Silver, Inc. (a)(e)	6,570,289	770,339
MAG Silver Corp. (a)	511,153	3,944,519
Mandalay Resources Corp. (a)(d)	1,612,061	824,759
Maya Gold & Silver, Inc. (a)(d)	1,512,882	1,042,774
Minaurum Gold, Inc. (a)(d)	4,773,140	1,017,510
Minco Silver Corp. (a)(d)	1,088,483	344,187
Mirasol Resources, Ltd. (a)	1,002,891	224,480
Pan American Silver Corp.	858,551	12,353,910
Sabina Gold & Silver Corp. (a)	1,619,094	1,346,081
Sierra Metals, Inc. (a)(d)	1,266,951	963,290
Silvercorp Metals, Inc. (a)	1,152,850	3,776,479
SilverCrest Metals, Inc. (a)	827,326	4,332,689
SSR Mining, Inc. (a)	331,084	3,775,953
Trevali Mining Corp. (a)	9,444,252	570,427
Yamana Gold, Inc.	1,283,721	3,530,233
Total Metals & Mining		60,202,518
Total Canada		62,127,716

Peru - 4.5%
Metals & Mining - 4.5% (c)
Hochschild Mining PLC	3,175,899	4,197,241

United States - 22.6%
Metals & Mining - 22.6% (c)
Coeur Mining, Inc. (a)	2,544,256	8,167,062
Gold Resource Corp.	398,261	1,095,218
Golden Minerals Co. (a)	1,524,317	320,259
Hecla Mining Co.	5,641,832	10,268,134
McEwen Mining, Inc.	2,056,696	1,359,064
Total Metals & Mining		21,209,737
Total United States		21,209,737
TOTAL COMMON STOCKS (Cost $138,760,933)		87,534,694

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.9%
MONEY MARKET FUNDS - 4.9%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (b)	4,596,605	$4,596,605
TOTAL MONEY MARKET FUNDS (Cost $4,596,605)		4,596,605

Total Investments (Cost $143,357,538) - 98.4%		92,131,299
Liabilities in Excess of Other Assets - 1.6%		1,543,389
TOTAL NET ASSETS - 100.0%		$93,674,688

Percentages are stated as a percent of net assets.

(a)
Non-income producing security.
(b)
The rate quoted is the annualized seven-day yield at March 31, 2020.
(c)
As of March 31, 2020, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(d)
These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $4,192,520, which represents 4.48% of total net assets.
(e)
Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Finland - 0.1%
Software - 0.1%
F-Secure Oyj	574,485	$1,504,800

Israel - 7.2%
Communications Equipment - 0.9%
Radware, Ltd. (a)	524,590	11,053,111
Software - 6.3%
Check Point Software Technologies, Ltd. (a)(b)	336,574	33,839,150
CyberArk Software, Ltd. (a)(b)	300,454	25,706,844
Tufin Software Technologies Ltd. (a)(b)	1,543,242	13,549,665
Total Software		73,095,659
Total Israel		84,148,770

Japan - 4.4%
Software - 4.4%
Digital Arts, Inc.	262,454	11,398,839
FFRI, Inc. (a)(b)	247,124	4,332,283
Trend Micro, Inc.	704,187	34,971,947
Total Software		50,703,069

Republic of Korea - 0.7%
Software - 0.7%
Ahnlab, Inc.	174,174	8,141,045

Sweden - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fingerprint Cards AB - Class B (b)	13,980,838	18,598,625

United Kingdom - 6.9%
Aerospace & Defense - 2.9%
BAE Systems PLC	1,727,848	11,198,637
QinetiQ Group PLC	2,713,148	10,851,379
Ultra Electronics Holdings PLC	455,628	11,363,960
Total Aerospace & Defense		33,413,976
IT Services - 0.4%
NCC Group PLC	2,362,776	4,871,763
Software - 3.6%
Avast Plc	6,468,133	31,605,951
Mimecast, Ltd. (a)	294,017	10,378,800
Total Software		41,984,751
Total United Kingdom		80,270,490

United States - 76.3%
Aerospace & Defense - 2.5%
Parsons Corp. (a)	895,115	28,607,875

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Communications Equipment - 8.6%
Cisco Systems, Inc.	1,172,172	$46,078,081
F5 Networks, Inc. (a)(b)	102,189	10,896,413
Juniper Networks, Inc.	1,595,766	30,542,961
NetScout Systems, Inc. (a)(b)	539,188	12,762,580
Total Communications Equipment		100,280,035
Internet Software & Services - 0.5%
Zix Corp. (a)(b)	1,241,005	5,348,732
IT Services - 15.3%
Akamai Technologies, Inc. (a)	455,318	41,657,044
Booz Allen Hamilton Holding Corp. (b)	205,250	14,088,360
CACI International, Inc. - Class A (a)	155,503	32,834,459
Leidos Holdings, Inc.	150,679	13,809,730
ManTech International Corp. - Class A	164,059	11,922,168
Okta, Inc. (a)(b)	137,944	16,865,034
Science Applications International Corp.	441,935	32,981,609
VeriSign, Inc. (a)	76,196	13,722,138
Total IT Services		177,880,542
Software - 49.4% (e)
A10 Networks, Inc. (a)	996,736	6,189,731
Cloudflare, Inc. - Class A (a)(b)	2,068,926	48,578,383
CommVault Systems, Inc. (a)(b)	816,050	33,033,704
Crowdstrike Holdings, Inc. - Class A (a)(b)	318,327	17,724,447
Everbridge, Inc. (a)(b)	164,373	17,482,712
FireEye, Inc. (a)	2,319,805	24,543,537
ForeScout Technologies, Inc. (a)	374,114	11,818,261
Fortinet, Inc. (a)	367,930	37,223,478
MobileIron, Inc. (a)	1,899,444	7,217,887
NortonLifeLock, Inc.	1,530,622	28,637,938
OneSpan, Inc. (a)	751,017	13,630,959
Palo Alto Networks, Inc. (a)	189,069	30,999,753
Ping Identity Holding Corp. (a)(b)	1,715,868	34,351,677
Proofpoint, Inc. (a)(b)	332,499	34,111,073
Qualys, Inc. (a)(b)	437,810	38,085,092
Rapid7, Inc. (a)	230,249	9,976,689
SailPoint Technologies Holding, Inc. (a)(b)	1,572,855	23,938,853
SecureWorks Corp. - Class A (a)(b)(d)	909,155	10,464,374
SolarWinds Corp. (a)(b)	2,076,684	32,541,638
Splunk, Inc. (a)	298,680	37,702,376
Tenable Holdings, Inc. (a)	1,494,784	32,675,978
Varonis Systems, Inc. (a)(b)	171,105	10,894,255
Verint Systems, Inc. (a)(b)	254,123	10,927,289
Zscaler, Inc. (a)(b)	322,584	19,632,462
Total Software		572,382,546
Total United States		884,499,730
TOTAL COMMON STOCKS (Cost $1,217,436,977)		1,127,866,529

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL – 25.1%
ETFMG Sit Ultra Short ETF (d)	1,000,000	$48,080,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	243,676,366	243,676,366
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $293,785,243)		291,756,366

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class 0.30% (c)	32,213,192	32,213,192
TOTAL SHORT-TERM INVESTMENTS (Cost $32,213,192)		32,213,192

Total Investments (Cost $1,543,435,412) - 125.2%		1,451,836,087
Liabilities in Excess of Other Assets - (25.2)%		(291,965,062)
TOTAL NET ASSETS - 100.0%		$1,159,871,025

Percentages are stated as a percent of net assets.

(a)
Non-income producing security.
(b)
All or a portion of this security is out on loan as of March 31, 2020.
(c)
The rate quoted is the annualized seven-day yield at March 31, 2020.
(d)
Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(e)
As of March 31, 2020 the Fund had a significant portion of its assets in the Software Industry.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 0.4%
IT Services - 0.4% (d)
EML Payments, Ltd. (a)	1,357,165	$1,920,024

Brazil - 1.2%
IT Services - 1.2% (d)
Cielo SA	6,526,129	5,639,291

Cyprus - 1.2%
IT Services - 1.2% (d)
QIWI PLC - ADR	551,683	5,908,525

France - 6.2%
Electronic Equipment, Instruments & Components - 3.1%
Ingenico Group SA	136,554	14,599,697
IT Services - 3.1% (d)
Worldline SA (a)	250,646	14,844,701
Total France		29,444,398

Germany - 3.7%
IT Services - 3.7% (d)
Wirecard AG (b)	153,344	17,698,742

Hong Kong - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology, Ltd. (a)	5,157,894	1,942,672
IT Services - 0.4% (d)
Huifu Payment, Ltd. (a)	5,972,171	1,764,054
Total Hong Kong		3,706,726

Italy - 3.2%
IT Services - 3.2% (d)
Nexi SpA (a)	1,188,016	15,537,106

Japan - 3.7%
Consumer Finance - 0.6%
Jaccs Co, Ltd.	157,917	2,693,511
IT Services - 2.9% (d)
GMO Payment Gateway, Inc.	199,794	14,084,525
Software - 0.2%
Intelligent Wave, Inc.	191,977	885,567
Total Japan		17,663,603

Netherlands - 5.0%
IT Services - 5.0% (d)
Adyen NV (a)	28,160	23,933,050

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 0.4%
Commercial Services & Supplies - 0.4%
PayPoint PLC	304,455	$2,026,952

United States - 74.0%
Consumer Finance - 9.8%
American Express Co. (b)	301,605	25,820,403
Discover Financial Services	272,977	9,737,090
Green Dot Corp. - Class A (a)	449,427	11,410,952
Total Consumer Finance		46,968,445
IT Services - 61.0% (d)
Euronet Worldwide, Inc. (a)	97,351	8,344,928
EVERTEC, Inc.	386,511	8,785,395
Evo Payments, Inc. - Class A (a)	458,754	7,018,936
Fidelity National Information Services, Inc.	272,210	33,111,624
Fiserv, Inc. (a)	322,206	30,606,348
FleetCor Technologies, Inc. (a)	76,557	14,280,943
Global Payments, Inc. (b)	200,343	28,895,471
I3 Verticals, Inc. - Class A (a)	139,779	2,668,381
International Money Express, Inc. (a)	169,694	1,549,306
MasterCard, Inc. - Class A	127,049	30,689,956
Net 1 UEPS Technologies, Inc. (a)(b)	594,512	1,730,030
Pagseguro Digital, Ltd. - Class A (a)(b)	519,483	10,041,606
PayPal Holdings, Inc. (a)	349,442	33,455,577
Paysign, Inc. (a)(b)	210,597	1,086,681
Square, Inc. - Class A (a)	369,907	19,375,729
StoneCo, Ltd. - Class A (a)(b)	410,848	8,944,161
Visa, Inc. - Class A (b)	203,191	32,738,134
Western Union Co. (b)	603,960	10,949,795
WEX, Inc. (a)	75,004	7,841,668
Total IT Services		292,114,669
Software - 1.8%
ACI Worldwide, Inc. (a)	359,902	8,691,633
Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	386,919	6,848,466
Total United States		354,623,213
TOTAL COMMON STOCKS (Cost $627,584,432)		478,101,630

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.0%
ETFMG Sit Ultra Short ETF (e)	600,000	28,848,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	76,435,279	76,435,279
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $106,517,546)		105,283,279

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (c)	882,104	$882,104
TOTAL SHORT-TERM INVESTMENTS (Cost $882,104)		882,104

Total Investments (Cost $734,984,082) - 122.0%		584,267,013
Liabilities in Excess of Other Assets - (22.0)%		(105,209,208)
TOTAL NET ASSETS - 100.0%		$479,057,805

Percentages are stated as a percent of net assets.

ADR
American Depositary Receipt
(a)
Non-income producing security.
(b)
All or a portion of this security is out on loan as of March 31, 2020.
(c)
The rate quoted is the annualized seven-day yield at March 31, 2020.
(d)
As of March 31, 2020 the Fund had a significant portion of its assets in the IT Services Industry.
(e)
Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 12.4%
Air Canada Class B Pass Through Trust
Series 2013-1, 5.375%, 11/15/2022 (a)	$1,078,096	$1,093,617
Carvana Auto Receivables Trust
Series 2019-2, 2.580%, 03/15/2023 (a)	3,480,000	3,406,551
Continental Airlines Class A Pass Through Trust
Series 2010-1, 4.750%, 01/12/2021	499,350	503,794
DT Auto Owner Trust
Series 2019-4, 2.360%, 01/16/2024 (a)	1,105,000	1,084,922
Hertz Vehicle Financing II LP
Series 2017-2, 3.290%, 10/25/2023 (a)	1,950,000	1,886,054
United Auto Credit Securitization Trust
Series 2018-2, 4.260%, 05/10/2023 (a)	1,000,000	990,663
Westlake Automobile Receivables Trust
Serires 2019-2, 2.570%, 02/15/2023 (a)	2,862,948	2,853,948
TOTAL ASSET BACKED SECURITIES (Cost $12,096,804)		11,819,549

CORPORATE OBLIGATIONS - 86.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.
2.875%, 05/11/2020	430,000	430,306
2.021% (3 Month LIBOR + 0.290%) 05/11/2020 (b)	643,000	643,121
3.000%, 05/11/2021	340,000	342,728
Lockheed Martin Corp.
2.500%, 11/23/2020	599,000	601,973
Textron, Inc.
2.284% (3 Month LIBOR + 0.550%) 11/10/2020 (b)	700,000	700,036
		2,718,164
Airlines - 0.6%
United Airlines 2014-2 Class B Pass Through Trust
4.625%, 03/03/2024	580,877	544,119

Automotive - 4.2%
American Honda Finance Corp.
2.043% (3 Month LIBOR + 0.280%) 11/02/2020 (b)	1,000,000	987,535
Hyundai Capital America
2.850%, 11/01/2022 (a)	3,000,000	2,933,546
		3,921,081

Automotive Equipment Rental and Leasing - 1.6%
General Motors Financial Co. Inc.
3.150%, 06/30/2022	1,688,000	1,522,370

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Banks - 18.6%
Bank of America Corp.
2.250%, 04/21/2020	$123,000	$122,982
2.369%, 07/21/2021	1,000,000	999,506
Bank of Nova Scotia
1.639% (3 Month LIBOR + 0.640%) 03/07/2022 (b)	150,000	144,592
Barclays PLC
3.844% (3 Month LIBOR + 2.110%) 08/10/2021 (b)	450,000	434,729
3.459% (3 Month LIBOR + 1.625%) 01/10/2023 (b)	1,300,000	1,250,524
Commonwealth Bank of Australia
1.569% (3 Month LIBOR + 0.680%) 09/18/2022 (a)(b)	2,539,000	2,442,961
Fulton Financial Corp.
3.600%, 03/16/2022	600,000	605,045
HSBC Holdings PLC
3.400% (3 Month LIBOR + 1.500%) 01/05/2022 (b)	2,700,000	2,589,419
JPMorgan Chase & Co.
4.250%, 10/15/2020 (c)	65,000	65,747
JPMorgan Chase Bank NA
3.086%, 04/26/2021	1,000,000	999,611
PNC Bank NA
2.053% (3 Month LIBOR + 0.360%) 05/19/2020 (b)	340,000	339,502
Swedbank AB
1.441% (3 Month LIBOR + 0.700%) 03/14/2022 (a)(b)	200,000	193,879
Truist Bank
2.250% (3 Month LIBOR + 0.590%) 06/01/2020 (b)	1,175,000	1,172,860
2.353%, 08/02/2022	1,655,000	1,562,536
US Bank NA
2.051% (3 Month LIBOR + 0.250%) 07/24/2020 (b)	2,000,000	1,995,377
Wells Fargo & Co.
2.600%, 07/22/2020	298,000	298,074
Westpac Banking Corp.
2.418% (3 Month LIBOR + 0.570%) 01/11/2023 (b)	2,500,000	2,421,343
		17,638,687
Beverages - 1.1%
Constellation Brands, Inc.
2.392% (3 Month LIBOR + 0.700%) 11/15/2021 (b)	1,175,000	1,107,897
Biotechnology - 3.5%
AbbVie, Inc.
2.346% (3 Month LIBOR + 0.650%) 11/21/2022 (a)(b)	3,000,000	2,807,840
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	495,000	501,952
2.054% (3 Month LIBOR + 0.350%) 05/14/2021 (b)	120,000	115,312
		3,425,104

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Business Support Services - 2.3%
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (a)	$1,200,000	$1,189,332
4.250%, 10/25/2022 (a)	1,000,000	959,777
Pentair Finance Sarl
3.625%, 09/15/2020	50,000	49,746
		2,198,855
Capital Markets - 6.3%
Ares Capital Corp.
3.625%, 01/19/2022	1,500,000	1,406,765
Bank of New York Mellon Corp.
2.562% (3 Month LIBOR + 0.870%) 08/17/2020 (b)	175,000	175,037
2.450%, 11/27/2020	1,565,000	1,559,058
Charles Schwab Corp.
2.016% (3 Month LIBOR + 0.320%) 05/21/2021 (b)	500,000	490,584
Morgan Stanley
2.800%, 06/16/2020	1,000,000	999,897
3.219% (3 Month LIBOR + 1.400%) 04/21/2021 (b)	150,000	148,970
State Street Corp.
2.592% (3 Month LIBOR + 0.900%) 08/18/2020 (b)	1,200,000	1,193,365
		5,973,676
Chemicals - 3.1%
Albemarle Corp.
2.742% (3 Month LIBOR + 1.050%) 11/15/2022 (a)(b)	3,085,000	2,938,985
Consumer Finance - 0.4%
American Express Credit Corp.
1.791% (3 Month LIBOR + 1.050%) 09/14/2020 (b)	350,000	348,133
Converted Paper Product Manufacturing - 0.3%
Georgia-Pacific LLC
5.400%, 11/01/2020	325,000	328,136
Cosmetics & Toiletries - 0.7%
Unilever Capital Corp.
1.800%, 05/05/2020	675,000	674,551
Depository Credit Intermediation - 3.5%
BBVA USA
1.498% (3 Month LIBOR + 0.730%) 06/11/2021 (b)	500,000	485,273
Citibank NA
2.295% (3 Month LIBOR + 0.600%) 05/20/2022 (b)	200,000	193,313
Fifth Third Bank
2.200%, 10/30/2020	1,700,000	1,694,698
Manufacturers & Traders Trust Co.
2.064% (3 Month LIBOR + 0.270%) 01/25/2021 (b)	400,000	394,447
2.220% (3 Month LIBOR + 0.640%) 12/01/2021 (c)	340,000	330,401
Wells Fargo Bank NA
2.082%, 09/09/2022	200,000	199,216
		3,297,348

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Diversed Financial Services - 1.1%
Century Housing Corp.
3.824%, 11/01/2020	$1,000,000	$1,015,435
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.
2.233% (3 Month LIBOR + 0.550%) 05/22/2020 (b)	1,100,000	1,099,869
Electric Power Generation, Transmission and Distribution - 1.6%
Duke Energy Indiana LLC
3.750%, 07/15/2020	1,500,000	1,505,515
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.
3.500%, 04/01/2022	2,500,000	2,487,492
Equity Real Estate Investment Trusts (REITs) - 2.7%
AvalonBay Communities, Inc.
2.261% (3 Month LIBOR + 0.430%) 01/15/2021 (b)	1,565,000	1,540,406
Weyerhaeuser Co.
4.700%, 03/15/2021	1,000,000	1,009,400
		2,549,806
Finance - 1.6%
Avolon Holdings Funding, Ltd.
3.625%, 05/01/2022 (a)	1,750,000	1,553,550
Food Products - 0.6%
Conagra Brands, Inc.
2.552% (3 Month LIBOR + 0.750%) 10/22/2020 (b)	533,000	527,407
Grain and Oilseed Milling - 0.7%
Bunge Ltd Finance Corp.
3.000%, 09/25/2022	706,000	695,936
Health Care Providers & Services - 1.4%
Cigna Corp.
1.493%, (3 Month LIBOR + 0.650%) 09/17/2021 (b)	1,350,000	1,296,351
Hotels, Restaurants & Leisure - 0.2%
Choice Hotels International, Inc.
5.750%, 07/01/2022	200,000	184,500
Industrials - 0.6%
Perrigo Finance Unlimited Co.
3.500%, 12/15/2021	200,000	206,690
3.500%, 03/15/2021	500,000	499,878
		706,568

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value

Insurance - 6.1%
Infinity Property & Casualty Corp.
5.000%, 09/19/2022	$1,050,000	$1,023,322
Jackson National Life Global Funding
2.154% (3 Month LIBOR + 0.600%) 01/06/2023 (a)(b)	2,000,000	1,933,801
Metropolitan Life Global Funding I
2.145% (3 Month SOFR + 0.570%) 01/13/2023 (a)(b)	2,000,000	1,748,834
Progressive Corp.
3.750%, 08/23/2021	1,000,000	1,022,225
		5,728,182
Insurance and Employee Benefit Funds - 0.2%
Athene Global Funding
3.138% (3 Month LIBOR + 1.230%) 07/01/2022 (a)(b)	200,000	201,341
Media - 1.2%
Comcast Corp.
2.239% (3 Month LIBOR + 0.330%) 10/01/2020 (b)	1,100,000	1,093,025
Motor Vehicle Manufacturing - 3.5%
BMW US Capital LLC
2.540% (3 Month LIBOR + 0.640%) 04/06/2022 (a)(b)	990,000	945,094
Daimler Finance North America LLC
2.563% (3 Month LIBOR + 0.880%) 02/22/2022 (a)(b)	2,422,000	2,284,927
		3,230,021
Multiline Retail - 1.1%
Dollar Tree, Inc.
2.536%, (3 Month LIBOR + 0.700%) 04/17/2020 (b)	1,097,000	1,096,771
Multi-Utilities - 3.9%
Ameren Corp.
2.700%, 11/15/2020	1,000,000	997,163
CenterPoint Energy Houston Electric LLC
1.850%, 06/01/2021	350,000	344,353
Duke Energy Florida LLC
4.550%, 04/01/2020	2,000,000	2,000,000
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/2021	150,000	153,074
WEC Energy Group, Inc.
2.450%, 06/15/2020	225,000	224,822
		3,719,412
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC
1.702% (3 Month LIBOR + 0.650%) 09/19/2022 (b)	130,000	129,826
Marathon Petroleum Corp.
5.125%, 03/01/2021	100,000	96,985
MPLX LP
2.099%, (3 Month LIBOR + 1.100%) 09/09/2022 (b)	1,859,000	1,730,341
Phillips 66
2.247% (3 Month LIBOR + 0.600%) 02/26/2021 (b)	224,000	209,559
		2,166,711

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Other Financial Investment Activities - 1.1%
Diageo Capital PLC
4.828%, 07/15/2020	$1,000,000	$1,007,584
Professional Services - 1.8%
Equifax, Inc. (b)
2.562%, (3 Month LIBOR + 0.870%) 08/15/2021	1,747,000	1,705,299
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
1.850%, 05/11/2020	200,000	199,864
1.811% (3 Month LIBOR + 0.080%) 05/11/2020 (b)	300,000	299,813
		499,677
Specialty Retail - 1.2%
AutoZone, Inc.
2.500%, 04/15/2021	100,000	99,604
Home Depot, Inc.
1.464% (3 Month LIBOR + 0.150%) 06/05/2020 (b)	1,000,000	995,894
		1,095,498
Trading Companies & Distributors - 0.5%
GATX Corp.
2.461% (3 Month LIBOR + 0.720%) 11/05/2021 (b)	500,000	490,260
TOTAL CORPORATE OBLIGATIONS (Cost $85,179,119)		82,293,316

MUNICIPAL DEBT OBLIGATIONS - 1.1%
California Housing Finance
4.950%, 08/01/2020	1,000,000	1,011,110
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,004,125)		1,011,110

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 0.45% (d)	3,084,894	3,084,894
TOTAL SHORT TERM INVESTMENTS (Cost $3,084,894)		3,084,894

Total Investments (Cost $101,364,942) - 103.3%		98,208,869
Liabilities in Excess of Other Assets - (3.3)%		(3,170,610)
TOTAL NET ASSETS - 100.0%		$95,038,259

Percentages are stated as a percent of net assets.

ADR
American Depositary Receipt

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the market value of these securities total $33,449,622, which represents 35.20% of total net assets.
(b)
Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(c)
Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2020.
(d)
The rate quoted is the annualized seven-day yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Travel Tech ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Australia - 1.8%
Internet & Direct Marketing Retail - 1.8%
Webjet, Ltd.	11,422	$25,784

Brazil - 1.4%
Hotels, Restaurants & Leisure - 1.4%
CVC Brasil Operadora e Agencia de Viagens SA	9,272	20,128

China - 4.4%
IT Services - 4.4%
TravelSky Technology, Ltd. (a)	35,812	63,192

Cyprus - 0.1%
Internet & Direct Marketing Retail - 0.1%
Yatra Online, Inc. (a)	2,066	2,128

Japan - 11.2%
Hotels, Restaurants & Leisure - 1.9%
Adventure, Inc.	1,600	26,784
Internet & Direct Marketing Retail - 9.3%
Airtrip Corp.	3,800	25,375
Open Door, Inc. (a)	5,200	35,690
Temairazu, Inc.	1,600	56,247
Veltra Corp. (a)	4,200	15,702
Total Internet & Direct Marketing Retail		133,014
Total Japan		159,798

Mauritius - 3.2%
Internet & Direct Marketing Retail - 3.2%
MakeMyTrip, Ltd. (a)	3,856	46,098

Netherlands - 0.8%
Interactive Media & Services - 0.8%
Trivago NV - ADR (a)	7,378	10,772

Republic of Korea - 5.1%
Hotels, Restaurants & Leisure - 5.1%
Hana Tour Service, Inc.	1,518	46,263
Lotte Tour Development Co., Ltd. (a)	3,777	26,559
Total Hotels, Restaurants & Leisure		72,822

Spain - 6.2%
IT Services - 6.2%
Amadeus IT Group SA (a)	1,850	88,143

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Travel Tech ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value

United Kingdom - 7.4%
Electronic Equipment, Instruments & Components - 0.3%
Accesso Technology Group PLC (a)	1,978	$4,545
Internet & Direct Marketing Retail - 7.1%
Hostelworld Group PLC	18,390	12,175
On the Beach Group PLC	6,068	16,582
Trainline PLC (a)	16,770	70,822
Total Internet & Direct Marketing Retail		99,579
Total United Kingdom		104,124

United States - 54.4%
Interactive Media & Services - 3.9%
TripAdvisor, Inc.	3,241	56,361
Internet & Direct Marketing Retail - 28.0%
Booking Holdings, Inc. (a)	98	131,842
Despegar.com Corp. (a)	7,399	41,952
Expedia Group, Inc. (a)	1,041	58,577
Tongcheng-Elong Holdings, Ltd. (a)	47,268	66,457
Trip.com Group, Ltd. - ADR (a)	4,311	101,093
Total Internet & Direct Marketing Retail		399,921
IT Services - 1.8%
Sabre Corp.	4,261	25,268
Road & Rail - 20.7%
Lyft, Inc. - Class A (a)	4,096	109,978
Uber Technologies, Inc. (a)	6,654	185,779
Total Road & Rail		295,757
Total United States		777,307
TOTAL COMMON STOCKS (Cost $2,404,424)		1,370,296

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (b)	32,288	32,288
TOTAL SHORT-TERM INVESTMENTS (Cost $32,288)		32,288

Total Investments (Cost $2,436,712) - 98.3%		1,402,584
Other Assets in Excess of Liabilities - 1.7%		24,505
TOTAL NET ASSETS - 100.0%		$1,427,089

Percentages are stated as a percent of net assets.

ADR
American Depositary Receipt
(a)
Non-income producing security.
(c)
The rate quoted is the annualized seven-day yield at March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Travel Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$91,360,960	$1,393,291,713	$555,419,013	$98,208,869	$1,402,584
Investments in affiliated securities, at value*	770,339	58,544,374	28,848,000	-	-
Total Investments in securities, at value	$92,131,299	$1,451,836,087	$584,267,013	$98,208,869	$1,402,584
Cash	1,653,045	6,636,382	152	-	-
Foreign currency*	-	-	72	-	24,905
Receivables:
Dividends and interest receivable	14,112	236,611	125,381	611,463	615
Securities lending income receivable	-	248,394	66,022	-	-
Receivable for investments sold	-	-	-	707,357	-
Total Assets	93,798,456	1,458,957,474	584,458,640	99,527,689	1,428,104

LIABILITIES
Collateral received for securities loaned (Note 7)	$-	$291,376,366	$105,055,279	$-	$-
Payables:
Payable for investments purchased	-	-	-	3,459,191	-
Payable for fund shares redeemed	-	7,108,520	-	-	-
Management fees payable	63,465	601,563	345,556	24,650	1,015
Foreign currency transactions	60,303	-	-	1,005,589	-
Total Liabilities	123,768	299,086,449	105,400,835	4,489,430	1,015
Net Assets	$93,674,688	$1,159,871,025	$479,057,805	$95,038,259	$1,427,089

NET ASSETS CONSIST OF:
Paid-in Capital	$184,636,898	$1,453,587,285	$612,278,105	$98,996,130	$2,500,000
Total Distributable Earnings	(90,962,210)	(293,716,260)	(133,220,300)	(3,957,871)	(1,072,911)
Net Assets	$93,674,688	$1,159,871,025	$479,057,805	$95,038,259	$1,427,089

*Identified Cost:

Investments in unaffiliated securities	$142,096,828	$1,480,654,562	$704,901,815	$101,364,942	$2,436,712
Investments in affiliated securities	1,260,710	62,780,850	30,082,267	-	-
Foreign currency	-	4,839	77	-	24,899

Shares Outstanding^	13,900,000	32,350,000	12,800,000	1,975,000	100,000

Net Asset Value, Offering and Redemption Price per Share	$6.74	$35.85	$37.43	$48.12	$14.27

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF OPERATIONS
For the Period ended March 31, 2020 (Unaudited)

	ETFMG Prime Junior Silver Miners ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Travel Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of	$136,327	$23,825,071	$1,902,740	$-	$1,635
$19,153, $150,187, $21,189, $-, $-)
Interest	3,511	74,291	14,307	587,694	25
Securities lending income	-	984,438	279,819	-	-
Total Investment Income	139,838	24,883,800	2,196,866	587,694	1,660

Expenses:
Management fees	428,999	4,354,996	2,567,398	75,139	1,792
Total Expenses	428,999	4,354,996	2,567,398	75,139	1,792
Net Investment Income (Loss)	(289,161)	20,528,804	(370,532)	512,555	(132)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(3,804,655)	(18,035,026)	(2,314,544)	(969,255)	(39,247)
Affiliated Investments	(46,488)	-	-	-	-
In-Kind redemptions	4,738,927	88,747,743	46,216,275	-	-
Foreign currency and foreign currency translation	(1,750)	33,509	(35,512)	-	590
Net Realized Gain (Loss) on Investments and In-Kind redemptions	886,034	70,746,226	43,866,219	(969,255)	(38,657)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(45,888,877)	(110,330,742)	(168,175,238)	(3,156,073)	(1,034,123)
Affiliated Investments	(573,281)	(4,236,476)	(1,234,267)	-	-
Foreign currency and foreign currency translation	395	16,623	4,583	-	-
Net change in Unrealized Appreciation (Depreciation) of Investments	(46,461,763)	(114,550,595)	(169,404,922)	(3,156,073)	(1,034,122)
Net Realized and Unrealized Gain (Loss) on Investments	(45,575,729)	(43,804,369)	(125,538,703)	(4,125,328)	(1,072,779)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,864,890)	$(23,275,565)	$(125,909,235)	$(3,612,773)	$(1,072,911)

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$(289,161)	$(119,940)
Net realized gain (loss) on investments and In-Kind Redemptions	886,034	(6,657,841)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(46,461,763)	10,893,314
Net increase (decrease) in net assets resulting from operations	(45,864,890)	4,115,533

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,980,500)	(815,294)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	41,401,505	51,552,865
Net increase (decrease) in net assets	$(6,443,885)	$54,853,104

NET ASSETS
Beginning of Year/Period	100,118,573	45,265,469
End of Year/Period	$93,674,688	$100,118,573

Summary of share transactions is as follows:

	Period Ended		Year Ended
	March 31, 2020 (Unaudited)		September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	5,950,000	$65,126,775	7,000,000	$67,300,540
Shares Redeemed	(2,650,000)	(23,725,270)	(1,600,000)	(15,747,675)
Net Transactions in Fund Shares	3,300,000	$41,401,505	5,400,000	$51,552,865
Beginning Shares	10,600,000		5,200,000
Ending Shares	13,900,000		10,600,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$20,528,804	$2,971,168
Net realized gain (loss) on investments and In-Kind Redemptions	70,746,226	119,111,232
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(114,550,595)	(254,577,838)
Net increase (decrease) in net assets resulting from operations	(23,275,565)	(132,495,438)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(20,696,000)	(2,039,082)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(223,375,045)	(274,135,215)
Transaction Fees (See Note 1)	17,258	8,658
Net increase (decrease) in net assets from capital share transactions	(223,357,787)	(274,126,557)
Total increase (decrease) in net assets	$(267,329,352)	$(408,661,077)

NET ASSETS
Beginning of Year/Period	1,427,200,377	1,835,861,454
End of Year/Period	$1,159,871,025	$1,427,200,377

Summary of share transactions is as follows:

	Period Ended
	March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	3,150,000	$132,392,715	11,550,000	$440,845,035
Transaction Fees (See Note 1)	-	17,258	-	8,658
Shares Redeemed	(8,900,000)	(355,767,760)	(19,250,000)	(714,980,250)
Net Transactions in Fund Shares	(5,750,000)	$(223,357,787)	(7,700,000)	$(274,126,557)
Beginning Shares	38,100,000		45,800,000
Ending Shares	32,350,000		38,100,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$(370,532)	$322,006
Net realized gain (loss) on investments and In-Kind Redemptions	43,866,219	82,012,727
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(169,404,922)	(59,701,724)
Net increase (decrease) in net assets resulting from operations	(125,909,235)	22,633,009

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(216,000)	(2,286,407)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(138,080,930)	199,832,445
Transaction Fees (See Note 1)	66,443	144,218
Net increase (decrease) in net assets from capital share transactions	(138,014,487)	199,976,663
Total increase (decrease) in net assets	$(264,139,722)	$220,323,265

NET ASSETS
Beginning of Year/Period	743,197,527	522,874,262
End of Year/Period	$479,057,805	$743,197,527

Summary of share transactions is as follows:

	Period Ended
	March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	4,350,000	$214,443,685	14,050,000	$645,140,560
Transaction Fees (See Note 1)	-	66,443	-	144,218
Shares Redeemed	(7,500,000)	(352,524,615)	(10,300,000)	(445,308,115)
Net Transactions in Fund Shares	(3,150,000)	$(138,014,487)	3,750,000	$199,976,663
Beginning Shares	15,950,000		12,200,000
Ending Shares	12,800,000		15,950,000

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31, 2020 (Unaudited)1
OPERATIONS
Net investment gain (loss)	$512,555
Net realized gain (loss) on investments	(969,255)
Net change in unrealized appreciation (depreciation) of investments	(3,156,073)
Net increase (decrease) in net assets resulting from operations	(3,612,773)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(345,098)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	98,996,130
Net increase (decrease) in net assets	$95,038,259

NET ASSETS
Beginning of Year/Period	-
End of Year/Period	$95,038,259

Summary of share transactions is as follows:

	Period Ended
	March 31, 2020 (Unaudited)1
	Shares	Amount
Shares Sold	2,025,000	$101,512,190
Shares Redeemed	(50,000)	(2,516,060)
Net Transactions in Fund Shares	1,975,000	$98,996,130
Beginning Shares	-
Ending Shares	1,975,000

1	Fund commenced operations on October 8, 2019. The information presented is for the period from October 8, 2019 to March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG Travel Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31, 2020 (Unaudited)1
OPERATIONS
Net investment gain (loss)	$(132)
Net realized gain (loss) on investments and In-Kind Redemptions	(38,657)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(1,034,122)
Net increase (decrease) in net assets resulting from operations	(1,072,911)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	-

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	2,500,000
Net increase (decrease) in net assets	$1,427,089

NET ASSETS
Beginning of Year/Period	-
End of Year/Period	$1,427,089

Summary of share transactions is as follows:

	Period Ended
	March 31, 2020 (Unaudited)1
	Shares	Amount
Shares Sold	100,000	$2,500,000
Shares Redeemed	-	-
Net Transactions in Fund Shares	100,000	$2,500,000
Beginning Shares	-
Ending Shares	100,000

1	Fund commenced operations on February 12, 2020. The information presented is for the period from February 12, 2020 to March 31, 2020.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015

Net Asset Value, Beginning Year/Period	$9.45	$8.70	$11.84	$15.57	$5.28	$10.00
Income (Loss) from Investment Operations:
Net investment (loss) 1	(0.02)	(0.02)	(0.03)	(0.06)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.69)	0.91	(3.11)	(3.61)	10.47	(4.69)
Total from investment operations	(2.71)	0.89	(3.14)	(3.67)	10.41	(4.72)
Less Distributions:
Distributions from net investment income	-	(0.14)	-	(0.06)	(0.12)	-
Total distributions	-	(0.14)	-	(0.06)	(0.12)	-
Net asset value, end year/period	$6.74	$9.45	$8.70	$11.84	$15.57	$5.28
Total Return	-27.66%2	10.45%	-26.50%	-23.53%	201.99%	-47.20%

Ratios/Supplemental Data:
Net assets at end year/period (000's)	$93,675	$100,119	$45,265	$58,033	$77,065	$3,432

Expenses to Average Net Assets before legal expense	0.69%3	0.69%	0.69%	0.69%	0.69%	0.69%
Gross Expenses to Average Net Assets	0.69%3	0.69%	0.69%	0.72%2	0.69%	0.69%
Net Investment Loss to Average Net Assets	-0.46%3	-0.21%	-0.32%	-0.48%	-0.45%	-0.39%
Portfolio Turnover Rate	14%2	34%	36%	69%	33%	55%

1	Calculated based on average shares outstanding during the year/period.
2	Not annualized.
3	Annualized.
4	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 20151

Net Asset Value, Beginning Year/Period	$37.46	$40.08	$30.11	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	0.57	0.07	0.03	(0.01)	0.30	(0.05)
Net realized and unrealized gain (loss) on investments	(1.56)	(2.64)	9.94	2.34	2.52	0.33
Total from investment operations	(0.99)	(2.57)	9.97	2.33	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.62)	(0.05)	(0.00)3	(0.13)	(0.19)	-
Total distributions	(0.62)	(0.05)	(0.00)3	(0.13)	(0.19)	-
Net asset value, end year/period	$35.85	$37.46	$40.08	$30.11	$27.91	$25.28
Total Return	-2.44%4	-6.42%	33.16%	8.42%	11.23%	1.11%4

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$1,159,871	$1,427,200	$1,835,861	$1,097,360	$803,794	$1,059,125

Expenses to Average Net Assets before legal expense	0.60%5	0.60%	0.60%	0.68%	0.75%	0.75%5
Gross Expenses to Average Net Assets	0.60%5	0.60%	0.60%	0.72%6	0.75%	0.75%5
Net Investment Income (Loss) to Average Net Assets	0.19%5	0.19%	0.07%	-0.03%	1.21%	-0.19%5
Portfolio Turnover Rate	16%4	36%	41%	53%	34%	31%4

1	Commencement of operations on November 11, 2014.
2	Calculated based on average shares outstanding during the year/period.
3	Per share amount is less than $0.01.
4	Not annualized.
5	Annualized.
6	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 20151

Net Asset Value, Beginning Year/Period	$46.60	$42.86	$32.57	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.02)	0.03	0.07	0.03	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	(9.13)	3.93	10.22	7.60	1.39	(1.46)
Total from investment operations	(9.15)	3.96	10.29	7.63	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.01)	(0.02)	(0.11)	-
Net realized gains	-	(0.18)	-	-	-	-
Total distributions	(0.02)	(0.23)	(0.01)	(0.02)	(0.11)	-
Capital Share Transactions:
Transaction fees added to paid-in capital	-	0.01	0.01	-	-	-
Net asset value, end year/period	$37.43	$46.60	$42.86	$32.57	$24.96	$23.53
Total Return	-19.65%3	9.49%	31.62%	30.59%	6.51%	-5.86%3

Ratios/Supplemental Data:
Net assets at end year/period (000's)	$479,058	$743,198	$522,874	$170,993	$8,734	$4,707

Expenses to Average Net Assets before legal expense	0.75%4	0.75%	0.75%	0.75%	0.75%	0.75%4
Gross Expenses to Average Net Assets	0.75%4	0.75%	0.75%	0.80%5	0.75%	0.75%4
Net Investment Income (Loss) to Average Net Assets	-0.09%4	0.06%	0.16%	0.12%	0.63%	-0.23%4
Portfolio Turnover Rate	5%3	28%	16%	31%	32%	8%3

1	Commencement of operations on July 15, 2015.
2	Calculated based on average shares outstanding during the year/period.
3	Not annualized.
4	Annualized.
5	The ratio of expenses to average net assets includes legal expense. See note 11 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

Period Ended
March 31, 2020 (Unaudited)1

Net Asset Value, Beginning Year/Period	$50.00
Income from Investment Operations:
Net investment income (loss)2	0.49
Net realized and unrealized gain (loss) on investments	(2.01)
Total from investment operations	(1.52)
Less Distributions:
Distributions from net investment income	(0.36)
Total distributions	(0.36)
Net asset at end of year/period	$48.12
Total Return	-3.07%3

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$95,038

Gross Expenses to Average Net Assets	0.30%4
Net Investment Income (Loss) to Average Net Assets	2.04%4
Portfolio Turnover Rate	111%3

1	Commencement of operations on October 8, 2019.
2	Calculated based on average shares outstanding during the year/period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Travel Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

Period Ended
March 31, 2020 (Unaudited) 1

Net Asset Value, Beginning Year/Period	$25.00
Income from Investment Operations:
Net investment income (loss)2	-
Net realized and unrealized gain (loss) on investments	(10.73)
Total from investment operations	(10.73)
Less Distributions:
Distributions from net investment income	-
Total distributions	-
Net asset at end of year/period	$14.27
Total Return	-42.91%3

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$1,427

Gross Expenses to Average Net Assets	0.75%4
Net Investment Income (Loss) to Average Net Assets	-0.06%4
Portfolio Turnover Rate	8%3

1	Commencement of operations on October 8, 2019.
2	Calculated based on average shares outstanding during the year/period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), and ETFMG Travel Tech ETF (“AWAY”), (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

 The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:
Fund Ticker	Strategy Commencement Date	Strategy
SILJ	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (“Prime Silver Index”).
HACK	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
IPAY	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
VALT	10/8/2019	Seeks to achieve its investment objective by investing in a diversified portfolio of high-quality short-term U.S. dollar denominated domestic and foreign debt securities and other instruments.
AWAY	2/12/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Travel Technology Index NTR (the “Index”).

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Funds did not hold any securities that were fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$87,534,694	$-	$-	$87,534,694
Short Term Investments	4,596,605	-	-	4,596,605
Total Investments in Securities	$92,131,299	$-	$-	$92,131,299

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,127,866,529	$-	$-	$1,127,866,529
Short Term Investments	32,213,192	-	-	32,213,192
Investments Purchased with Securities Lending Collateral*	-	-	-	$291,756,366
Total Investments in Securities	$1,160,079,721	$-	$-	$1,451,836,087

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$478,101,630	$-	$-	$478,101,630
Short Term Investments	882,104	-	-	882,104
Investments Purchased with Securities Lending Collateral*	-	-	-	105,283,279
Total Investments in Securities	$478,983,734	$-	$-	$584,267,013

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

VALT
Assets^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$11,819,549	$-	$11,819,549
Coporate Obligations	-	82,293,316	-	82,293,316
Municipal Obligations	-	1,011,110	-	1,011,110
Short Term Investments	3,084,894	-	-	3,084,894
Total Investments in Securities	$3,084,894	$95,123,975	$-	$98,208,869

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,344,512	$-	$25,784	$1,370,296
Short Term Investments	32,288	-	-	32,288
Total Investments in Securities	$1,376,800	$-	$25,784	$1,402,584

^
See Schedule of Investments for classifications by country and industry.
*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2020, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis.  Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

SILJ	0.69%
HACK	0.60%
IPAY	0.75%
VALT	0.30%
AWAY	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. The Advisor has entered into an agreement with ETFMG Financial, LLC (“the Sponsor”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC serves as the index provider for SILJ, HACK, IPAY and AWAY. Reality Shares, LLC serves as the index provider for IFLY. VALT is actively-managed and does not seek to track the performance of any particular index.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2020, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2020:

	Purchases	Sales
SILJ	$27,467,186	$16,541,951
HACK	259,719,478	224,171,587
IPAY	65,080,708	33,924,106
VALT	126,477,919	63,174,917
AWAY	144,431	157,488

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2020:

	Purchases	Sales
	In-Kind	In-Kind

SILJ	$45,866,429	$23,508,834
HACK	119,011,230	347,010,073
IPAY	197,051,915	336,912,210
VALT	-	-
AWAY	2,456,688	-

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2020.

NOTE 7 — SECURITIES LENDING

The Funds, except for SILJ, may lend up to 33 1∕3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended March 31, 2020, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the period ended March 31, 2020 the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
HACK	$283,060,683	$291,303,604
IPAY	99,485,388	105,011,622

* The cash collateral received was invested in the ETFMG Sit Ultra Short ETF and the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SILJ	$117,382,850	$5,646,858	$(22,798,705)	$(17,151,847)
HACK	1,749,536,332	205,354,606	(240,742,383)	(35,387,777)
IPAY	859,972,547	39,313,020	(35,922,484)	3,390,536

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2019, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
SILJ	1,429,166	$-	$1,429,166	$(27,394,249)	$(43,116,820)
HACK	287,885	-	287,885	(214,644,803)	(249,744,695)
IPAY	207,319	-	207,319	(10,692,920)	(7,095,065)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2019, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
SILJ	$(13,259,745)	$(14,134,394)	Indefinite
HACK	(117,867,305)	(96,756,036)	Indefinite
IPAY	(3,677,255)	(7,011,361)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2019.

	Late Year Ordinary Loss	Post- October Capital Loss
SILJ	$-	$-
HACK	-	-
IPAY	-	-

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Total
	Distributable	Paid-In
	Earnings/(Loss)	Capital
SILJ	$(1,934,408)	$1,934,408
HACK	(151,282,049)	151,282,049
IPAY	(105,161,737)	105,161,737

The tax charter of distributions paid during the year ended September 30, 2019, and the year ended September 30, 2018 were as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
SILJ	$815,294	$-	$-	$-
HACK	2,039,082	-	125,955	-
IPAY	1,559,846	726,561	61,070	-

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the period ended March 31, 2020. Secure Works Corp, and ETFMG Sit Ultra Short ETF are deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020.  Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
SecureWorks Corp *	$-	4,797,703	(2,568,769)	$186,237	$(2,072,543)	$-	$10,464,374	909,155
ETFMG Sit Ultra Short ETF *	$-	50,108,877	-	-	$(2,028,877)	$-	$48,080,000	1,000,000
Total	$-	54,906,580	(2,568,769)	186,237	$(4,101,420)	$-	$58,544,374	1,909,155

ETFMG Prime Junior Silver Miners ETF

ETFMG Prime Junior Silver Miners ETF owned 5% or more of the voting securities of the following Company during the period ended March 31, 2020. Kootenay Silver, Inc, is deemed to be an affiliate of the Fund as of the period ended March 31, 2020 as defined by the 1940 Act.  Transactions during the period in this security were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
Kootenay Silver, Inc.*	$-	694,532	(159,440)	$47,612	$(490,371)	$-	$770,339	6,570,289

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

ETFMG Prime Mobile Payments ETF

ETFMG Sit Ultra Short ETF is deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020.  Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
ETFMG Sit Ultra Short ETF *	$-	30,082,267	-	$-	$(1,234,267)	$-	$28,848,000	600,000

*Affiliate as of March 31, 2020.
1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2019-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

NOTE 11 – LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al. (“Nasdaq”), Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

The Adviser and its parent, Exchange Traded Managers Group, LLC (“ETFMG”), were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds' financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser's future operations.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial statements, other than those disclosed in Note 11 above.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”) and ETFMG Prime Mobile Payments ETF (“IPAY”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds’ shareholders by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance
The Board then considered the past performance of the Funds. The Board reviewed information regarding each Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance satisfactorily tracked their underlying indexes. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale
The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds was higher than the average and median expense ratios for its peer ETFs. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account the profitability analysis provided by the Adviser. The Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser on a fund by fund basis and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds, including services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board noted that the Adviser still bears most of the ordinary fees and expenses of each Fund and that the Funds would likely experience benefits from the unitary fee at the Funds’ projected asset levels. With respect to SILJ, the Board also noted that the Fund commenced operations on November 28, 2012 and that, as of February 29, 2020, the Fund had approximately $146 million in assets. The Board recognized that there would not likely be any additional economies of scale until the Fund’s assets grow. With respect to HACK and IPAY, the Board recognized that there were not likely to be any additional economies of scale for the Funds in the near term.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

ETFMG™ ETFs

EXPENSE EXAMPLES
Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period	Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
ETFMG Prime Junior Silver Miners ETF
Actual	$1,000.00	$723.40	$2.971	0.69%
Hypothetical (5% annual)	1,000.00	1,021.55	3.491	0.69%
ETFMG Prime Cyber Security ETF
Actual	1,000.00	975.60	2.961	0.60%
Hypothetical (5% annual)	1,000.00	1,022.00	3.031	0.60%
ETFMG Prime Mobile Payments ETF
Actual	1,000.00	803.50	3.381	0.75%
Hypothetical (5% annual)	1,000.00	1,021.25	3.791	0.75%

ETFMG™ ETFs

EXPENSE EXAMPLES
Six Months Ended March 31, 2020 (Unaudited) (Continued)

Fund Name	Beginning Account Value October 8, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period	Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
ETFMG Sit Ultra Short ETF
Actual	1,000.00	969.30	1.422	0.30%
Hypothetical (5% annual)	1,000.00	1,023.57	1.522	0.30%

Fund Name	Beginning Account Value February 12, 2020	Ending Account Value March 31, 2020	Expenses Paid During the Period	Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
ETFMG Travel Tech ETF
Actual	1,000.00	570.90	0.793	0.75%
Hypothetical (5% annual)	1,000.00	1,021.25	3.793	0.75%

1 The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 to reflect the number of days in the period).

2 The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 176/366 (to reflect the number of days in the period).

3
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 49/366 (to reflect the number of days in the period).

ETFMGTM ETFs

Statement Regarding Liquidity Risk Management Program (unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Prime Junior Silver Miners ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Sit Ultra Short ETF, and ETFMG Travel Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2019, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETFMG™ ETFs
Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	11	None
John A. Flanagan, (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015)
			n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG™ ETFs
Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	11	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	11	None

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
SILJ	24.52%
HACK	100.00%
IPAY	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	Dividends Received Deduction
SILJ	22.47%
HACK	100.00%
IPAY	85.17%

Short Term Capital Gain
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
SILJ	0.00%
HACK	0.00%
IPAY	68.95%

During the year ended September 30, 2019, the Funds did not declare any long-term realized gains distributions.

Pursuant to Section 853 of the Internal Revenue Code the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/19
SILJ	$258,662	$19,609	$0.02440207	$0.00184987	$10,600,000

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION
September 30, 2019 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission ("SEC") on Form N-Q or Part F of Form N-PORT. The Funds' Form N-Q or Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund's portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
Foreside Financial Group, LLC
111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

WEDBUSH | etfmg®

Semi-Annual Report

March 31, 2020

Wedbush ETFMG Video Game Tech ETF

GAMR®

Wedbush ETFMG Global Cloud Technology ETF

IVES™

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The funds are a series of ETF Managers Trust.

Wedbush ETFMG TM ETF

March 31, 2020 (Unaudited)

Wedbush ETFMG TM ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

Performance Overview

During the 6-month period ended March 31, 2020, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 0.07%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned -0.74%. Below is a performance overview for each Fund for the same 6-month period.

Wedbush ETFMG Global Cloud Technology ETF (IVES)*

The Wedbush ETFMG Global Cloud Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone Index (the “Index”).

Over the period, the total return for the Fund was -22.87%, while the total return for the Index was -23.17%. The best performers in the Fund on the basis of contribution to return were Nvidia, AeroVironment, and Ballard Power Systems, while the worst performers were Boeing, Workhorse Group, and Autonomous Control Systems.

Wedbush ETFMG Video Game Tech ETF (GAMR)*

The Wedbush ETFMG Video Game Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Over the period, the total return for the Fund was 3.63%, while the total return for the Index was 4.03%. The best performers in the Fund on the basis of contribution to return were Bilibili, Nvidia, and Advanced Micro Devices, while the worst performers were Konami Holdings, Razer, and Aeria.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

You can find further details about IVES* and GAMR* by visiting www.etfmgfunds.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III
Chairman of the Board

1

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(3/8/2016)	(3/31/2020)
Wedbush ETFMG Global Cloud Technology ETF (NAV)	-17.16%	3.28%	$11,400
Wedbush ETFMG Global Cloud Technology ETF (Market)	-18.11%	2.88%	$11,222
S&P 500 Index	-6.98%	8.96%	$14,174
Reality Shares DroneTM Index	-17.81%	2.78%	$11,179

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

2

Wedbush ETFMG TM ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	Aerovironment, Inc.	4.89%
2	ETFMG Sit Ultra Short ETF	3.93%
3	Parrot	2.56%
4	Ambarella, Inc.	2.38%
5	Thales SA	2.13%
6	BAE Sysbems PLC	2.10%
7	Drone Delivery Canada Corp.	2.04%
8	Intel Corp.	1.96%
9	NVIDIA Corp.	1.96%
10	Honeywell International, Inc.	1.91%

	Top Ten Holdings =25.86% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

3

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(3/8/2016)	(3/31/2020)
Wedbush ETFMG Video Game Tech ETF (NAV)	-2.00%	15.66%	$18,061
Wedbush ETFMG Video Game Tech ETF (Market)	-3.17%	15.44%	$17,923
S&P 500 Index	-6.98%	8.96%	$14,174
EEFund Video Game Tech Index	-1.20%	15.78%	$18,131

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

4

Wedbush ETFMG TM ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	Embracer Group AB	3.09%
2	Bilibili, Inc.	2.99%
3	ETFMG Sit Ultra Short ETF	2.89%
4	NEXON Co., Ltd.	2.78%
5	Capcom Co., Ltd	2.69%
6	NCSoft Corp.	2.69%
7	Ubisoft Entertainment S.A.	2.53%
8	Zynga, Inc.	2.51%
9	CD Projekt S.A.	2.42%
10	Glu Mobile, Inc.	2.40%

	Top Ten Holdings = 26.99% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

5

Wedbush ETFMG TM ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

IVES

The Wedbsuh ETFMG Global Cloud Technology ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime Index (the “Index”).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Wedbush Securities, Prime Indexes, or Level ETF Ventures.

6

Wedbush ETFMG TM ETF

Important Disclosures and Key Risks Factors (Continued)

GAMR

The Wedbush ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index™ (the “Index”).

Investing involves risk, including the possible loss of principal. The fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index™. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Wedbush Securities, Prime Indexes, or Level ETF Ventures.

7

Wedbush ETFMG TM ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2020 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
As a percent of Net Assets:
Canada	3.4%	-%
France	7.1	2.9
Germany	1.3	0.4
Hong Kong	-	5.5
Israel	2.3	-
Italy	1.7	-
Japan	12.1	20.3
Netherlands	2.4	0.5
Norway	-	0.4
Poland	-	2.8
Republic of Korea	1.5	14.0
Spain	1.6	-
Sweden	2.7	7.8
Switzerland	-	0.5
Taiwan, Province of China	-	4.2
Turkey	3.7	-
United Kingdom	4.8	4.1
United States	54.9	36.2
Exchange Traded Funds	4.6	3.3
Short-Term and other Net Assets (Liabilities)	(4.1)	(2.9)
	100.0%	100.0%

8

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Canada - 3.4%
Aerospace & Defense - 2.4% (d)
Drone Delivery Canada Corp. (a)	1,253,771	$623,634
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (a)(b)	34,118	259,638
Total Canada		883,272

France - 7.1%
Aerospace & Defense - 4.1% (d)
Dassault Aviation SA (a)	551	455,166
Thales SA	7,725	650,751
Total Aerospace & Defense		1,105,917
Communications Equipment - 3.0%
Parrot SA (a)(b)(e)	285,467	783,956
Total France		1,889,873

Germany - 1.3%
Industrial Conglomerates - 1.3%
Rheinmetall AG	4,634	327,401

Israel - 2.3%
Aerospace & Defense - 2.3% (d)
Elbit Systems, Ltd.	3,161	412,720
RADA Electronic Industries, Ltd. (a)	55,011	192,539
Total Aerospace & Defense		605,259

Italy - 1.7%
Aerospace & Defense - 1.7% (d)
Leonardo SpA	65,311	437,376

Japan - 12.1%
Automobiles - 2.7%
Subaru Corp.	20,932	403,650
Yamaha Motor Co., Ltd.	24,196	294,110
Total Automobiles		697,760
Electronic Equipment, Instruments & Components - 5.2%
Autonomous Control Systems Laboratory, Ltd. (a)(b)	31,230	568,980
Hitachi, Ltd.	13,379	391,074
TDK Corp.	4,715	367,465
Total Electronic Equipment, Instruments & Components		1,327,519
Household Durables - 1.6%
Sony Corp. - ADR (a)(b)	7,499	443,791
IT Services - 2.1%
NEC Corp.	15,139	555,437
Software - 0.5%
Kudan, Inc. (a)(b)	5,389	135,671
Total Japan		3,160,178

 The accompanying notes are an integral part of these financial statements.
9

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
Netherlands - 2.4%
Aerospace & Defense - 1.1% (d)
Airbus SE	4,271	$279,520
Semiconductors & Semiconductor Equipment - 1.3%
STMicroelectronics NV	15,950	349,626
Total Netherlands		629,146

Republic of Korea - 1.5%
Aerospace & Defense - 1.5% (d)
Korea Aerospace Industries, Ltd.	22,433	386,061

Spain - 1.6%
IT Services - 1.6%
Indra Sistemas SA (a)	50,635	418,840

Sweden - 2.7%
Aerospace & Defense - 1.1% (d)
Saab AB - Class B	14,318	276,372
Electronic Equipment, Instruments & Components - 1.6%
Hexagon AB - Class B	9,971	427,362
Total Sweden		703,734

Turkey - 3.7%
Aerospace & Defense - 2.2% (d)
Aselsan Elektronik Sanayi Ve Ticaret AS	161,215	575,311
Household Durables - 1.5%
Vestel Elektronik Sanayi ve Ticaret AS (a)	240,811	384,162
Total Turkey		959,473

United Kingdom - 4.8%
Aerospace & Defense - 4.8% (d)
BAE Systems PLC	99,113	642,377
Meggitt PLC	54,473	196,419
QinetiQ Group PLC	102,959	411,790
Total Aerospace & Defense		1,250,586

  The accompanying notes are an integral part of these financial statements.
10

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
United States - 54.9%
Aerospace & Defense - 28.6% (d)
Aerojet Rocketdyne Holdings, Inc. (a)	10,205	$426,875
AeroVironment, Inc. (a)	24,542	1,496,079
Boeing Co.	3,139	468,150
Cubic Corp. (b)	5,541	228,899
General Dynamics Corp.	3,408	450,912
HEICO Corp.	3,229	240,916
Kratos Defense & Security Solutions, Inc. (a)(b)	41,228	570,596
L3Harris Technologies, Inc.	2,166	390,140
Lockheed Martin Corp.	1,595	540,625
Mercury Systems, Inc. (a)	4,664	332,730
Northrop Grumman Corp.	1,786	540,354
Raytheon Co.	2,804	367,745
Teledyne Technologies, Inc. (a)	1,107	329,078
Textron, Inc.	16,903	450,803
TransDigm Group, Inc.	847	271,201
United Technologies Corp.	4,114	388,074
Total Aerospace & Defense		7,493,177
Auto Components - 1.7%
Workhorse Group, Inc. (a)(b)	240,973	436,161
Building Products - 0.9%
Griffon Corp. (b)	17,834	225,600
Communications Equipment - 0.7%
KVH Industries, Inc. (a)	20,501	193,324
Electronic Equipment, Instruments & Components - 6.6%
FLIR Systems, Inc.	7,791	248,455
II-VI, Inc. (a)(b)	11,742	334,647
Jabil, Inc.	14,475	355,796
Littelfuse, Inc. (b)	2,839	378,779
Trimble, Inc. (a)	12,685	403,764
Total Electronic Equipment, Instruments & Components		1,721,441
Household Durables - 1.0%
GoPro, Inc. - Class A (a)(b)	98,420	257,860
Industrial Conglomerates - 2.2%
Honeywell International, Inc. (b)	4,359	583,190
Semiconductors & Semiconductor Equipment - 11.9%
Ambarella, Inc. (a)	14,969	726,894
Intel Corp.	11,097	600,570
Microchip Technology, Inc. (b)	2,972	201,502
NVIDIA Corp.	2,273	599,163
Qualcomm, Inc. (a)(b)	5,792	391,829
Texas Instruments, Inc.	2,825	282,302
Xilinx, Inc. (b)	3,724	290,249
Total Semiconductors & Semiconductor Equipment		3,092,509
Software - 1.3%
Synopsys, Inc. (a)	2,628	338,460
Total United States		14,341,722
TOTAL COMMON STOCKS (Cost $33,204,159)		25,992,921
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL – 17.3%

   The accompanying notes are an integral part of these financial statements.
11

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
ETFMG Sit Ultra Short ETF (f)	25,000	$1,202,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	3,325,443	3,325,443
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $4,581,871)		$4,527,443

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (c)	78,018	78,018
TOTAL SHORT-TERM INVESTMENTS (Cost $78,018)		78,018

Total Investments (Cost $37,864,048) - 117.1%		30,598,382
Liabilities in Excess of Other Assets - (17.1)%		(4,465,090)
TOTAL NET ASSETS - 100.0%		$26,133,292

Percentages are stated as a percent of net assets.

ADR
American Depositary Receipt

(a)
Non-income producing security.
(b)
All or a portion of this security was out on loan as of March 31, 2020.
(c)
The rate shown is the annualized seven-day yield at March 31, 2020.
(d)
As of March 31, 2020, the Fund had a significant portion of its assets in the Aerospace & Defense Industry.
(e)
This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $783,956, which represents 3.00% of total net assets.
(f)
Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

   The accompanying notes are an integral part of these financial statements.
12

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
France - 2.9%
Entertainment - 2.9%
Ubisoft Entertainment SA (a)	28,352	$2,100,681

Germany - 0.4%
Health Care Equipment & Supplies - 0.4%
Carl Zeiss Meditec AG	3,156	307,525

Hong Kong - 5.5%
Entertainment - 3.9% (d)
IGG, Inc.	2,612,492	1,560,200
Leyou Technologies Holdings, Ltd. (a)	2,545,528	745,329
NetDragon Websoft Holdings, Ltd.	234,072	564,593
Total Entertainment		2,870,122
Interactive Media & Services - 1.6%
Tencent Holdings, Ltd.	24,783	1,215,375
Total Hong Kong		4,085,497

Japan - 20.3%
Entertainment - 17.1% (d)
Aeria, Inc.	36,822	182,869
Aiming, Inc. (b)	121,541	533,526
Capcom Co., Ltd.	71,107	2,241,830
COLOPL, Inc.	34,360	254,365
Cyberstep, Inc.	21,600	259,341
DeNa Co., Ltd.	23,795	261,573
Gumi, Inc. (a)	39,052	219,730
GungHo Online Entertainment, Inc.	17,660	248,332
KLab, Inc.	41,936	264,428
Koei Tecmo Holdings Co., Ltd.	15,093	390,923
Konami Holdings Corp.	45,554	1,404,432
Marvelous, Inc.	45,195	224,451
Nexon Co., Ltd.	141,117	2,316,405
Nintendo Co., Ltd.	4,795	1,855,568
Square Enix Holdings Co., Ltd.	37,015	1,660,985
Total Entertainment		12,318,758
Household Durables - 1.3%
Sony Corp. - ADR (b)	16,768	992,330
Interactive Media & Services - 1.0%
Gree, Inc.	185,339	718,776
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	6,269	305,565
Sega Sammy Holdings, Inc.	25,985	317,789
Total Leisure Products		623,354
Total Japan		14,653,218

   The accompanying notes are an integral part of these financial statements.
13

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Netherlands - 0.5%
Entertainment - 0.5% (d)
Funcom Se (a)	226,341	$369,889

Norway - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Nordic Semiconductor ASA (a)	64,804	287,853

Poland - 2.8%
Entertainment - 2.8% (d)
CD Projekt SA	28,816	2,013,926

Republic of Korea - 14.0%
Entertainment - 13.2% (d)
Com2uS Corp.	18,663	1,293,923
Gravity Co., Ltd. - ADR	8,218	249,827
NCSoft Corp.	4,173	2,235,015
Neowiz	22,230	315,915
Netmarble Corp.	24,905	1,906,720
Nexon GT Co., Ltd.	51,749	180,666
NHN Corp. (a)	21,134	1,189,205
Pearl Abyss Corp. (a)	11,560	1,699,791
Webzen, Inc. (a)	22,447	233,256
WeMade Entertainment Co., Ltd.	11,548	190,672
Wysiwyg Studios Co., Ltd. (a)	72,463	219,053
Total Entertainment		9,714,043
Hotels, Restaurants & Leisure - 0.4%
ME2ON Co., Ltd. (a)	65,180	260,752
Interactive Media & Services - 0.4%
AfreecaTV Co., Ltd.	6,558	282,823
Total Republic of Korea		10,257,618

Sweden - 7.8%
Entertainment - 7.2% (d)
Embracer Group AB (a)	258,876	2,572,914
G5 Entertainment AB	33,276	366,648
Modern Times Group MTG - Class B	33,933	267,209
Paradox Interactive AB	24,616	395,148
Stillfront Group AB (a)	36,298	1,625,467
Total Entertainment		5,227,386
Hotels, Restaurants & Leisure - 0.3%
LeoVegas AB	97,636	281,877
Technology Hardware, Storage & Peripherals - 0.3%
Tobii AB (a)	84,353	219,995
Total Sweden		5,729,258

Switzerland - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA (b)	8,618	369,971

   The accompanying notes are an integral part of these financial statements.
14

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Taiwan, Province of China - 4.2%
Entertainment - 0.5% (d)
Gamania Digital Entertainment Co., Ltd. (a)	164,266	$245,518
Softstar Entertainment, Inc. (a)	103,634	174,771
Total Entertainment		420,289
Technology Hardware, Storage & Peripherals - 3.7%
Acer, Inc.	660,315	340,622
Asustek Computer, Inc. (a)	50,285	340,039
Micro-Star International Co., Ltd.	672,272	1,971,810
Total Technology Hardware, Storage & Peripherals		2,652,471
Total Taiwan, Province of China		3,072,760

United Kingdom - 4.1%
Entertainment - 1.6% (d)
Frontier Developments PLC (a)	28,128	432,529
Team17 Group PLC (a)	98,574	702,797
Total Entertainment		1,135,326
IT Services - 2.5%
Keywords Studios PLC	102,380	1,840,091
Total United Kingdom		2,975,417

United States - 36.2%
Entertainment - 22.5% (d)
Activision Blizzard, Inc.	32,420	1,928,342
Bilibili, Inc. - ADR (a)(b)	106,227	2,487,835
Changyou.com, Ltd. - ADR	88,729	949,400
Electronic Arts, Inc. (a)	18,187	1,821,792
Glu Mobile, Inc. (a)(b)	316,908	1,993,351
HUYA, Inc. - ADR (a)	22,897	388,104
iDreamSky Technology Holdings, Ltd. (a)	871,906	566,819
NetEase, Inc. - ADR	1,277	409,866
Sciplay Corp. - Class A (a)	150,432	1,432,865
Sea, Ltd. - ADR (a)(b)	10,493	464,945
Take-Two Interactive Software, Inc. (a)	15,609	1,851,383
Zynga, Inc. - Class A (a)	305,408	2,092,045
Total Entertainment		16,386,747
Household Durables - 0.3%
Turtle Beach Corp. (a)(b)	35,130	219,211
Interactive Media & Services - 3.0%
JOYY, Inc. - (a)(b)	6,962	370,796
Momo, Inc. - ADR (a)	10,753	233,233
SINA Corp. (a)	10,523	335,052
Sohu.com, Ltd. - ADR (a)	31,349	195,304
Alphabet, Inc. - Class C (a)(b)	847	984,900
Total Interactive Media & Services		2,119,285

   The accompanying notes are an integral part of these financial statements.
15

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)(b)	27,737	$1,261,479
Intel Corp.	19,751	1,068,924
NVIDIA Corp.	5,096	1,343,306
Qualcomm, Inc. (a)(b)	4,419	298,945
Total Semiconductors & Semiconductor Equipment		3,972,654
Software - 1.6%
Cheetah Mobile, Inc. - ADR	95,011	198,573
Kingsoft Corp., Ltd. (a)	157,628	514,397
Microsoft Corp. (b)	7,386	1,164,846
Total Software		1,877,816
Specialty Retail - 0.3%
GameStop Corp. - Class A (b)	56,138	196,483
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc. (b)	4,148	1,054,794
Immersion Corp. (a)	43,862	235,100
Razer, Inc. (a)	2,160,947	267,584
Total Technology Hardware, Storage & Peripherals		1,557,478
Total United States		26,329,674
TOTAL COMMON STOCKS (Cost $76,676,854)		72,553,287

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL – 14.5%
ETFMG Sit Ultra Short ETF (e)	50,000	2,404,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	8,154,573	8,154,573
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $10,658,958)		10,558,573

SHORT-TERM INVESTMENS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (c)	80,820	80,820
TOTAL SHORT -TERM INVESTMENTS (Cost $80,820)		80,820

Total Investments (Cost $87,416,632) - 114.2%		83,192,680
Liabilities in Excess of Other Assets - (14.2)%		(10,358,817)
TOTAL NET ASSETS - 100.0%		$72,833,863

Percentages are stated as a percent of net assets.

ADR
 American Depositary Receipt

(a)
Non-income producing security.
(b)
All or a portion of this security was out on loan as of March 31, 2020.
(c)
The rate shown is the annualized seven-day yield at March 31, 2020.
(d)
As of March 31, 2020, the Fund had a significant portion of its assets in the Entertainment Industry.
(e)
Affiliated security.  Please refer to Note 9 of the Notes to Financial Statements.

   The accompanying notes are an integral part of these financial statements.
16

Wedbush ETFMG TM ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$29,341,954	$80,788,680
Investments in affiliated securities, at value*	1,256,428	2,404,000
Total Investments in securities, at value	30,598,382	83,192,680
Dividends and interest receivable	45,698	216,362
Securities lending income receivable	24,551	9,058
Total Assets	30,668,631	83,418,100

LIABILITIES
Collateral received for securities loaned (Note 7)	$4,517,943	$10,539,573
Payables:
Management fees payable	17,396	44,664
Total Liabilities	4,535,339	10,584,237
Net Assets	$26,133,292	$72,833,863

NET ASSETS CONSIST OF:
Paid-in Capital	$37,771,230	$98,258,659
Total Distributable Earnings	(11,637,938)	(25,424,796)
Net Assets	$26,133,292	$72,833,863

*Identified Cost:

Investments in unaffiliated securities	$36,607,620	$84,912,247
Investments in affiliated securities	1,256,428	2,504,385

Shares Outstanding^	950,000	1,700,000

Net Asset Value, Offering and Redemption Price per Share	$27.51	$42.84

^
No par value, unlimited number of shares authorized

 The accompanying notes are an integral part of these financial statements.
17

Wedbush ETFMG TM ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2020 (Unaudited)

	Wedbush Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $8,885, $27,135)	$196,155	$277,535
Interest	1,133	1,785
Securities lending income	211,157	119,054
Total Investment Income	408,445	398,374

Expenses:
Management fees	134,295	300,799
Total Expenses	134,295	300,799
Net Investment Income (Loss)	274,150	97,575

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(240,992)	(4,209,494)
Affiliated Investments	-	-
In-Kind redemptions	1,343,707	3,176,379
Foreign currency and foreign currency translation	(1,473)	(4,592)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	1,101,242	(1,037,707)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(8,906,387)	4,445,601
Affiliated Investments	(54,428)	(100,385)
Foreign currency and foreign currency translation	1,294	(1,086)
Net change in Unrealized Appreciation (Depreciation) of Investments	(8,959,521)	4,344,130
Net Realized and Unrealized Gain (Loss) on Investments	(7,858,279)	3,306,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,584,129)	$3,403,998

 The accompanying notes are an integral part of these financial statements.
18

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$274,150	$326,490
Net realized gain (loss) on investments and In-Kind Redemptions	1,101,242	(1,104,431)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	(8,959,521)	(3,859,005)
Net increase (decrease) in net assets resulting from operations	(7,584,129)	(4,636,946)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(226,000)	(326,484)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(3,777,130)	(8,088,245)
Transaction Fees (See Note 1)	347	1,012
Net increase (decrease) in net assets from capital share transactions	(3,776,783)	(8,087,233)
Total increase (decrease) in net assets	$(11,586,912)	$(13,050,663)

NET ASSETS
Beginning of Year/Period	37,720,204	50,770,867
End of Year/Period	$26,133,292	$37,720,204

Summary of share transactions is as follows:

	Period Ended
	March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,856,550	250,000	$8,965,040
Transaction Fees (See Note 1)	-	347	-	1,012
Shares Redeemed	(150,000)	(5,633,680)	(500,000)	(17,053,285)
Net Transactions in Fund Shares	(100,000)	$(3,776,783)	(250,000)	$(8,087,233)
Beginning Shares	1,050,000		1,300,000
Ending Shares	950,000		1,050,000

 The accompanying notes are an integral part of these financial statements.
19

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment gain (loss)	$97,575	$1,178,862
Net realized gain (loss) on investments and In-Kind Redemptions	(1,037,707)	(14,064,092)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	4,344,130	(3,031,697)
Net increase (decrease) in net assets resulting from operations	3,403,998	(15,916,927)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(297,000)	(1,402,817)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(13,280,755)	(30,318,420)
Transaction Fees (See Note 1)	7,132	29,433
Net increase (decrease) in net assets from capital share transactions	(13,273,623)	(30,288,987)
Total increase (decrease) in net assets	$(10,166,625)	$(47,608,731)

NET ASSETS
Beginning of Year/Period	83,000,488	130,609,219
End of Year/Period	$72,833,863	$83,000,488

Summary of share transactions is as follows:

	Period Ended
	March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$4,438,270	350,000	$14,348,180
Transaction Fees (See Note 1)	-	7,132	-	29,433
Shares Redeemed	(400,000)	(17,719,025)	(1,100,000)	(44,666,600)
Net Transactions in Fund Shares	(300,000)	$(13,273,623)	(750,000)	$(30,288,987)
Beginning Shares	2,000,000		2,750,000
Ending Shares	1,700,000		2,000,000

 The accompanying notes are an integral part of these financial statements.
20

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 20161

Net Asset Value, Beginning of Year/Period	$35.92	$39.05	$36.14	$26.75	$25.00
Income from Investment Operations:
Net investment income 2	0.27	0.28	0.15	0.27	0.11
Net realized and unrealized gain (loss) on investments	(8.45)	(3.11)	3.08	9.26	1.68
Total from investment operations	(8.18)	(2.83)	3.23	9.53	1.79
Less Distributions:
Distributions from net investment income	(0.23)	(0.30)	(0.13)	(0.04)	(0.04)
Net realized gains	-	-	(0.19)	(0.10)	-
Total distributions	(0.23)	(0.30)	(0.32)	(0.14)	(0.04)
Net asset value, end of year/period	$27.51	$35.92	$39.05	$36.14	$26.75
Total Return	-22.87%3	-7.23%	9.03%	36.39%	7.15%3

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$26,133	$37,720	$50,771	$37,948	$6,686

Expenses to Average Net Assets before legal expense	0.75%4	0.75%	0.75%	0.75%	0.75%4
Gross Expenses to Average Net Assets	0.75%4	0.75%	0.75%	0.79%5	0.75%4
Net Investment Income to Average Net Assets	1.53%4	0.83%	0.42%	0.87%	0.68%4
Portfolio Turnover Rate	4%3	38%	42%	21%	13%3

1
Commencement of operations on March 8, 2016.
2
Calculated based on average shares outstanding during the year/period.
3
Not annualized.
4
Annualized.
5
The ratio of expenses to average net assets includes legal expense.  See note 11 in the Notes to the Financial Statements.

 The accompanying notes are an integral part of these financial statements.
21

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 20161

Net Asset Value, Beginning Year/Period	$41.50	$47.49	44.37	$32.90	$25.00
Income from Investment Operations:
Net investment income 2	0.06	0.52	0.74	0.33	0.08
Net realized and unrealized gain (loss) on investments	1.45	(5.87)	2.98	11.71	7.82
Total from investment operations	1.51	(5.35)	3.72	12.04	7.90
Less Distributions:
Distributions from net investment income	(0.17)	(0.65)	(0.59)	(0.18)	-
Net realized gains	-	-	(0.03)	(0.39)	-
Total distributions	(0.17)	(0.65)	(0.62)	(0.57)	-
Capital Share Transactions:
Transaction fees added to paid-in capital	-	0.01	0.02	-	-
Net asset at end of year/period	$42.84	$41.50	47.49	$44.37	$32.90
Total Return	3.63%3	-11.26%	8.38%	37.67%	31.62%

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$72,834	$83,000	$130,609	$39,934	$6,581

Expenses to Average Net Assets before legal expense	0.75%4	0.75%	0.75%	0.75%	0.74%4
Gross Expenses to Average Net Assets	0.75%4	0.75%	0.75%	0.82%5	0.74%4
Net Investment Income to Average Net Assets	0.26%4	1.22%	1.48%	0.86%	0.44%4
Portfolio Turnover Rate	14%3	38%	42%	49%	10%3

1
Commencement of operations on March 8, 2016.
2
Calculated based on average shares outstanding during the year/period.
3
Not annualized.
4
Annualized.
5
The ratio of expenses to average net assets includes legal expense.  See note 11 in the Notes to the Financial Statements.

 The accompanying notes are an integral part of these financial statements.
22

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Wedbush ETFMG Global Cloud Technology ETF (“IVES”), formerly known as ETFMG Drone Economy Strategy ETF,  and Wedbush ETFMG Video Game Tech ETF (“GAMR”), formerly known as ETFMG Video Game Tech ETF (each a “Fund”, or collectively the “Funds”) are each a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
IVES	4/7/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime™ Index NTR.*
GAMR	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index.

*As of April 7th the Fund’s Strategy was changed, see Note 12- Subsequent Events for further details.

The Funds currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issue and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

23

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

24

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:
IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,208,965	$783,956	$-	$25,992,921
Short Term Investments	78,018	-	-	78,018
Investments Purchased with Securities Lending Collateral*	-	-	-	4,527,443
Total Investments in Securities	$25,286,983	$783,956	$-	$30,598,382

GAMR
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,553,287	$-	$-	$72,553,287
Short Term Investments	80,820	-	-	80,820
Investments Purchased with Securities Lending Collateral*	-	-	-	10,558,573
Total Investments in Securities	$72,634,107	$-	$-	$83,558,573

^
See Schedule of Investments for classifications by country and industry
*
Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not beencategorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

B.
Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds have analyzed its tax position and has concluded that no liability for unrecognized tax benefits should

25

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Funds on a quarterly basis.  Net realized gains on securities of the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

26

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 3 – RISK FACTORS

Investing in Wedbush Global Cloud Technology ETF and the Wedbush Video Game Tech ETF may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Funds’ or its underlying index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

IVES	0.75%*
GAMR	0.75%
*
As of April 7, 2020 the unitary fee changed to 0.68%, see Note 12- Subsequent Events for further details

27

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. The Advisor has entered into an agreement with Wedbush Securities Inc. (“Wedbush”), (“the Sponsor”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC serves as the index provider for GAMR and reality Shares, LLC serves as the index provider for IVES.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2020, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2020:

	Purchases	Sales
IVES	$2,824,899	$1,358,535
GAMR	11,840,753	11,327,355

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2020:

	Purchases	Sales
	In-Kind	In-Kind

IVES	$1,654,151	$5,525,919
GAMR	22,394,626	12,075,772

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

28

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2020.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type earns of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2020, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of March 31, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
Fund	Values of Securities on Loan	Fund Collateral Received*
IVES	$4,266,298	$4,516,123
GAMR	10,234,674	10,535,934

*
The cash collateral received was invested in the ETFMG Sit Ultra Short ETF and the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
IVES	$43,100,694	$4,650,275	$(4,183,895)	$466,380
GAMR	108,068,315	8,434,786	(21,914,616)	(13,479,830)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

29

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

As of September 30, 2019, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
IVES	$4,196	$-	$4,196	$(4,296,985)	$(3,827,809)
GAMR	293,255	-	293,255	(15,345,219)	(28,531,794)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2019, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
IVES	$(662,548)	$(3,634,436)	Indefinite
GAMR	(8,192,239)	(7,151,997)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2019.

	Late Year Ordinary Loss	Post- October Capital Loss
IVES	-	-
GAMR	-	-

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Total
	Distributable	Paid-In
	Earnings/(Loss)	Capital
IVES	$(3,012,440)	$3,012,440
GAMR	(1,718,561)	1,718,561

The tax character of distributions paid during the year ended September 30, 2019, and the year ended September 30, 2018 were as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains

IVES	$326,484	$-	$401,757	$2,383
GAMR	1,402,817	-	1,401,544	-

30

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 9 – INVESTMENTS IN AFFILIATES

Wedbush ETFMG Global Cloud Technology ETF

ETFMG Sit Ultra Short ETF is deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020.  Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
ETFMG Sit Ultra Short ETF *	$-	$1,256,428	-	$-	$(54,428)	$-	$1,202,000	25,000

Wedbush ETFMG Video Game Tech ETF

ETFMG Sit Ultra Short ETF is deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020.  Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
ETFMG Sit Ultra Short ETF *	$-	$2,504,385	-	$-	$(100,385	$-	$2,404,000	50,000
*Affiliate as of March 31, 2020.)

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

NOTE 11 – LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al. (“Nasdaq”), Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

31

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The Adviser and its parent, Exchange Traded Managers Group, LLC (“ETFMG”), were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds' financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser's future operations.

NOTE 12 – SUBSEQUENT EVENTS

The Board of Trustees of ETF Managers Trust has approved the following changes to the ETFMG Drone Economy Strategy ETF, effective on April 7, 2020. The Fund’s name will be changed to the Wedbush ETFMG Global Cloud Technology ETF. The Fund’s current underlying index, the Reality Shares Drone Index, will be replaced with the Dan Ives Global Cloud Technology Prime Index. Fund’s investment objective will be changed to the following: “The Wedbush ETFMG Global Cloud Technology ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime Index”. Also, effective on April 7, 2020 the Fund's expense ratio was reduced to 0.68%.

The Semi-Annual report reflects the performance of the ETFMG Drone Economy Strategy ETF as of March 31, 2020, the new name is presented to only reflect the current change in name.

32

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of Wedbush ETFMG Global Cloud Technology ETF (formerly, the ETFMG Drone Economy Strategy ETF) and Wedbush ETFMG Video Game Tech ETF (formerly, the ETFMG Video Game Tech ETF) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds’ shareholders by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error

33

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance
The Board then considered the past performance of the Funds. The Board reviewed information regarding each Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance satisfactorily tracked their underlying indexes. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale
The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds was higher than the average and median expense ratios for its peer ETFs. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

34

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account the profitability analysis provided by the Adviser. The Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser on a fund by fund basis and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds, including services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board noted that the Adviser still bears most of the ordinary fees and expenses of each Fund and that the Funds would likely experience benefits from the unitary fee at the Funds’ projected asset levels. The Board recognized that there would not likely be any additional economies of scale until the Funds’ assets grow.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

35

Wedbush ETFMG TM ETF
Expense Example
Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 for the period of time as indicated in the table below.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period ^	Annualized Expense Ratio During the Period October 1, 2019 to March 31, 2020
Wedbush ETFMG Global Cloud Technology ETF
Actual	$1,000.00	$771.30	$2.97	0.75%
Hypothetical (5% annual)	1,000.00	1,021.25	3.49	0.75%
Wedbush ETFMG Video Game Tech ETF
Actual	$1,000.00	$1,036.30	$3.82	0.75%
Hypothetical (5% annual)	1,000.00	1,021.25	3.79	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the number of days in the period).

36

Wedbush ETFMG TM ETF

Statement Regarding Liquidity Risk Management Program

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of Wedbush ETFMG Global Cloud Technology ETF and Wedbush ETFMG Video Game Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2019, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

Wedbush ETFMG TM ETF

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
IVES	100.00%
GAMR	98.84%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	Dividends Received Deduction
IVES	82.39%
GAMR	19.58%

Short Term Capital Gain
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
IVES	0.00%
GAMR	0.00%

During the year ended September 30, 2019, the Funds did not declare any long-term realized gains distributions.
Pursuant to Section 853 of the Internal Revenue Code the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/19
GAMR	$1,456,586	$89,469	$0.72829292	$0.04473450	2,000,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

38

Wedbush ETFMG TM ETF

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited) (Continued)

Shareholders are strongly advised to consult their own tax advisors with respect to their investments in the Funds.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission ("SEC") on Form N-Q or Part F of Form N-PORT. The Funds' Form N-Q or Part F of Form N-PORT is available on the website of the SEC at www.sec.gov.Each Fund's portfolio holdings are posted on their website at www.etfmgfunds.com daily.”

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

39

Wedbush ETFMG TM ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	11	None
John A. Flanagan, (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015)
			n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

40

Wedbush ETFMG TM ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	11	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	11	None

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
Foreside Financial Group, LLC
111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

AIEQ™

Semi-Annual Report

March 31, 2020

AI Powered Equity ETF
Ticker: AIEQ

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

etfmg®

The fund is a series of ETF Managers Trust.

AI Powered Equity ETF

March 31, 2020 (Unaudited)

AI Powered Equity ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AI Powered Equity Exchange-Traded Fund (“AIEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

The AI Powered Equity ETF is actively managed and seeks capital appreciation. Over the fiscal period, the total return for the Fund was -14.07%, while the total return for its benchmark, the S&P 500 Index, was -12.31%.

AIEQ invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative model developed by EquBot LLC that runs on the Watson™ platform. Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 125 companies with the greatest potential over the next twelve months for appreciation and weights those companies to seek a level of volatility comparable to that of the broader U.S. equity market. EquBot, the Fund’s sub-adviser, is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

You can find further details about AIEQ by visiting www.etfmgfunds.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

1

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(10/17/17)	(3/31/2020)
AI Powered Equity ETF (NAV)	-12.97%	-0.21%	$ 9,949
AI Powered Equity ETF (Market)	-12.89%	-0.46%	$ 9,887
S&P 500 Index	-6.98%	2.42%	$ 10,603

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477)

The chart illustrates the performance of a hypothetical $10,000 investment made on October 17, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

2

AI Powered Equity ETF

Top Ten Holdings as of March 31, 2020* (Unaudited)
	Security	% of Total Investments
1	Amazon.com, Inc.	3.47%
2	Alphabet, Inc. – Class A	2.76%
3	Teledoc Health, Inc.	2.29%
4	Costco Wholesale Corp.	2.20%
5	Microsoft Corp.	2.07%
6	Intuit, Inc.	1.92%
7	Moderna, Inc.	1.88%
8	Facebook, Inc.	1.69%
9	Thermo Fisher Scientific, Inc.	1.64%
10	NVIDIA Corp.	1.58%

	Top Ten Holdings = 21.50% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

3

AI Powered Equity ETF

Important Disclosures and Key Risks Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

AIEQ

The AI Powered Equity ETF (the “Fund”) seeks long-term capital appreciation within risk constraints commensurate with broad market US equity indices.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities.

Fund holdings are subject to change.

The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Equbot. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”).

4

AI Powered Equity ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2020 (Unaudited)

AI Powered Equity ETF
As a percent of Net Assets:
Canada	0.6%
United States	89.5
Closed-End Funds	0.5
Rights	-
Short-Term and other Net Assets (Liabilities)	9.4
100%

5

AI Powered Equity ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.1%
Canada - 0.6%
Commercial Services & Supplies - 0.6%
Waste Connections, Inc.	6,025	$466,938

United States - 89.5%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	1,512	512,492
Northrop Grumman Corp.	1,271	384,541
Raytheon Co.	2,813	368,925
Total Aerospace & Defense		1,265,958
Banks - 0.9%
CIT Group, Inc.	5,670	97,864
Citizens Financial Group, Inc.	6,268	117,901
Hancock Whitney Corp.	11,157	217,785
KeyCorp	19,128	198,357
SVB Financial Group (a)	1,040	157,123
Total Banks		789,030
Beverages - 1.0%
Brown-Forman Corp. - Class B (b)	8,693	482,548
Constellation Brands, Inc. - Class A	2,208	316,539
Total Beverages		799,087
Biotechnology - 5.2%
AbbVie, Inc. (b)	7,216	549,787
ACADIA Pharmaceuticals, Inc. (a)	9,384	396,474
Exelixis, Inc. (a)	27,257	469,366
Gilead Sciences, Inc. (b)	14,127	1,056,135
Moderna, Inc. (a)(b)	53,243	1,594,627
Total Biotechnology		4,066,389
Capital Markets - 0.6%
Cboe Global Markets, Inc.	1,773	158,240
Moody's Corp.	834	176,392
State Street Corp.	2,057	109,576
Total Capital Markets		444,208
Chemicals - 0.8%
Albemarle Corp. (b)	3,749	211,331
Ecolab, Inc.	2,579	401,885
Total Chemicals		613,216
Commercial Services & Supplies - 2.6%
Rollins, Inc.	24,031	868,480
Waste Management, Inc.	11,741	1,086,746
Total Commercial Services & Supplies		1,955,226
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	883	178,852
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	938	177,498
Consumer Finance - 0.2%
Discover Financial Services	4,128	147,246

 The accompanying notes are an integral part of these financial statements.
6

AI Powered Equity ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Containers & Packaging - 0.7%
Westrock Co.	18,665	$527,473
Electric Utilities - 1.1%
Alliant Energy Corp.	3,437	165,973
Duke Energy Corp. (b)	3,162	255,742
Eversource Energy	2,842	222,273
Exelon Corporation	5,965	219,572
Total Electric Utilities		863,560
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	4,462	325,190
Dolby Laboratories, Inc. - Class A	1,022	55,403
Zebra Technologies Corp. - Class A (a)	1,427	261,997
Total Electronic Equipment, Instruments & Components		642,590
Entertainment - 2.8%
Activision Blizzard, Inc.	7,452	443,245
Netflix, Inc. (a)	1,904	714,953
Roku, Inc. (a)(b)	5,661	495,224
Take-Two Interactive Software, Inc. (a)	4,330	513,581
Total Entertainment		2,167,003
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	6,533	1,862,754
Sysco Corp.	15,940	727,342
Walmart, Inc.	4,124	468,569
Total Food & Staples Retailing		3,058,665
Food Products - 1.0%
Campbell Soup Co.	7,574	349,616
Lamb Weston Holdings, Inc.	6,773	386,738
Total Food Products		736,354
Gas Utilities - 0.9%
Atmos Energy Corp. (b)	4,352	431,849
Spire, Inc.	3,506	261,127
Total Gas Utilities		692,976
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	5,886	464,464
Baxter International, Inc.	2,997	243,326
DexCom, Inc. (a)	3,604	970,450
Globus Medical, Inc. - Class A (a)	12,714	540,726
Haemonetics Corp. (a)	6,732	670,911
Hill-Rom Holdings, Inc.	4,137	416,182
Stryker Corp.	3,269	544,256
Total Health Care Equipment & Supplies		3,850,315
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	6,035	534,098
Anthem, Inc.	2,973	674,990
Centene Corp. (a)	9,915	589,050
HCA Healthcare, Inc.	9,384	843,152
UnitedHealth Group, Inc.	4,488	1,119,217
Total Health Care Providers & Services		3,760,507

 The accompanying notes are an integral part of these financial statements.
7

AI Powered Equity ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Health Care Technology - 3.3%
Teladoc Health, Inc. (a)(b)	12,498	$1,937,315
Veeva Systems, Inc. (a)(b)	4,170	652,063
Total Health Care Technology		2,589,378
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc. (b)	2,667	864,294
Marriott International Inc. - Class A (b)	792	59,250
Total Hotels, Restaurants & Leisure		923,544
Household Durables - 0.4%
DR Horton, Inc.	1,807	61,438
NVR, Inc. (a)	108	277,464
Total Household Durables		338,902
Household Products - 4.0%
Church & Dwight Co., Inc.	13,529	868,292
Clorox Co.	2,919	505,717
Energizer Holdings, Inc. (b)	14,513	439,018
Kimberly-Clark Corp.	4,524	578,484
Procter & Gamble Co.	7,153	786,830
Total Household Products		3,178,341
Industrial Conglomerates - 0.6%
General Electric Co.	54,506	432,778
Insurance - 0.3%
Prudential Financial, Inc.	3,756	195,838
Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A (a)	2,015	2,341,329
Facebook, Inc. - Class A (a)(b)	8,567	1,428,976
IAC/InterActiveCorp. (a)	2,573	461,159
Total Interactive Media & Services		4,231,464
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	1,509	2,942,127
Etsy, Inc. (a)	15,265	586,787
Total Internet & Direct Marketing Retail		3,528,914
IT Services - 2.4%
Cognizant Technology Solutions Corp. - Class A	2,562	119,056
FleetCor Technologies, Inc. (a)(b)	825	153,896
Leidos Holdings, Inc.	6,312	578,495
MasterCard, Inc. - Class A	2,408	581,676
Visa, Inc. - Class A (b)	2,453	395,227
Total IT Services		1,828,350
Life Sciences Tools & Services - 3.2%
IQVIA Holdings, Inc. (a)	4,259	459,376
Syneos Health, Inc. (a)	16,155	636,830
Thermo Fisher Scientific, Inc.	4,884	1,385,102
Total Life Sciences Tools & Services		2,481,308
Machinery - 0.1%
Fortive Corp.	1,425	78,646
Media - 0.6%
Liberty Broadband Corp. - Class C (a)	1,793	198,521
New York Times Co. - Class A (b)	9,702	297,948
Total Media		496,469

 The accompanying notes are an integral part of these financial statements.
8

AI Powered Equity ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Metals & Mining - 0.6%
Royal Gold, Inc.	5,641	$494,772
Multiline Retail - 0.7%
Target Corp.	5,632	523,607
Multi-Utilities - 0.5%
DTE Energy Co.	3,111	295,452
Sempra Energy	997	112,651
Total Multi-Utilities		408,103
Oil, Gas & Consumable Fuels - 0.3%
Cimarex Energy Co.	3,702	62,305
Devon Energy Corp.	9,126	63,061
ONEOK, Inc.	3,315	72,299
Total Oil, Gas & Consumable Fuels		197,665
Personal Products - 0.9%
Estee Lauder Cos., Inc. - Class A	4,264	679,426
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	12,523	698,032
Catalent, Inc. (a)	11,286	586,308
Johnson & Johnson	7,363	965,510
Pfizer, Inc.	21,076	687,921
Total Pharmaceuticals		2,937,771
Professional Services - 0.5%
Verisk Analytics, Inc.	2,705	377,023
Real Estate Investment Trusts (REITs) - 0.8%
Invitation Homes, Inc.	7,992	170,789
Medical Properties Trust, Inc.	24,096	416,620
Total Equity Real Estate Investment Trusts (REITs)		587,409
Real Estate Management & Development - 0.5%
Redfin Corp. (a)	22,835	352,116
Road & Rail - 0.3%
Union Pacific Corp.	1,722	242,871
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	9,665	439,564
Broadcom, Inc.	1,549	367,268
KLA Corp.	1,337	192,180
Microchip Technology, Inc. (b)	8,949	606,742
NVIDIA Corp.	5,067	1,335,662
Qualcomm, Inc.	6,509	440,334
Skyworks Solutions, Inc.	2,137	191,005
Total Semiconductors & Semiconductor Equipment		3,572,755

 The accompanying notes are an integral part of these financial statements.
9

AI Powered Equity ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Software - 11.4%
Autodesk, Inc. (a)	1,907	$297,683
Box, Inc. - Class A (a)	38,691	543,222
Citrix Systems, Inc.	7,251	1,026,379
Cloudera, Inc. (a)	38,184	300,508
Coupa Software, Inc. (a)(b)	4,354	608,384
Everbridge, Inc. (a)(b)	5,844	621,568
Intuit, Inc.	7,059	1,623,570
Microsoft Corp.	11,102	1,750,897
New Relic, Inc. (a)(b)	5,024	232,310
Paylocity Holding Corp. (a)	2,482	219,210
Q2 Holdings, Inc. (a)	1,054	62,249
salesforce.com, Inc. (a)	4,610	663,748
SS&C Technologies Holdings, Inc. (b)	12,753	558,836
Synopsys, Inc. (a)	869	111,919
Zendesk, Inc. (a)(b)	2,316	148,247
Total Software		8,768,730
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (b)	2,284	580,799
NetApp, Inc.	11,728	488,940
Pure Storage, Inc. - Class A (a)	21,697	266,873
Western Digital Corporation	5,449	226,787
Total Technology Hardware, Storage & Peripherals		1,563,399
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp.	2,640	176,431
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	6,071	189,719
Water Utilities - 1.5%
Essential Utilities, Inc. (b)	28,236	1,149,205
Total United States		69,261,087
TOTAL COMMON STOCKS (Cost $76,094,028)		69,728,025

CLOSED-END FUNDS - 0.5%
United States - 0.5%
Ares Capital Corp.	33,872	365,140
TOTAL CLOSED-END FUNDS (Cost $504,592)

RIGHTS - 0%
United States - 0.0%
NewStar Financial, Inc. (c)	115,783	0
TOTAL RIGHTS (Cost $0)		0

 The accompanying notes are an integral part of these financial statements.
10

AI Powered Equity ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 14.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (d)	11,094,622	$11,094,622
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $11,094,622)

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (d)	3,491,331	3,491,331
TOTAL MONEY MARKET FUNDS (Cost $3,491,331)

Total Investments (Cost $91,184,573) - 109.4%		84,679,118
Liabilities in Excess of Other Assets - (9.4)%		(7,282,502)
TOTAL NET ASSETS - 100.0%		$77,396,616

Percentages are stated as a percent of net assets.

(a)
All or a portion of this security was out on loan at March 31, 2020.
(b)
Non-income producing security.
(c)
Value determined based on estimated fair value. Classified as Level 3 in the fair value hierarchy.
(d)
The rate quote is the annualized seven-day yield at March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

 The accompanying notes are an integral part of these financial statements.
11

AI Powered Equity ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

AI Powered Equity ETF
ASSETS
Investments in securities, at value*	$84,679,118
Cash	5,215,061
Receivables:
Dividends and interest receivable	38,765
Securities lending income receivable	5,335
Receivable for investments sold	1,361,157
Total Assets	91,299,436

LIABILITIES
Collateral received for securities loaned (Note 7)	11,094,622
Payables:
Payable for investments purchased	2,754,619
Management fees payable	53,579
Total Liabilities	13,902,820
Net Assets	$77,396,616

NET ASSETS CONSIST OF:
Paid-in Capital	$97,494,559
Total Distibutable Earnings	(20,097,943)
Net Assets	$77,396,616

*Identified Cost:
Investments in securities	$91,184,573

Shares Outstanding^	3,450,000
Net Asset Value, Offering and Redemption Price per Share	$22.43

^
No par value, unlimited number of shares authorized

 The accompanying notes are an integral part of these financial statements.
12

AI Powered Equity ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2020 (Unaudited)

AI Powered Equity ETF
INVESTMENT INCOME
Income:
Dividend Income (net of foreign withholdings tax of $739)	$678,148
Interest	21,824
Securities lending income	15,829
Total Investment Income	715,801
Expenses:
Management fees	409,841
Total Expenses	409,841
Net Investment Income	305,960
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(4,439,729)
In-Kind redemptions	1,310,489
Closed-End Funds	(76,511)
Net Realized Gain (Loss) on Investments and Foreign Currency	(3,205,751)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	(9,516,222)
Net Realized and Unrealized Gain (Loss) on Investments	(12,721,973)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,416,013)

 The accompanying notes are an integral part of these financial statements.
13

AI Powered Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

OPERATIONS
Net investment income	$305,960	$905,874
Net realized gain (loss) on investments	(3,205,751)	(10,405,925)
Net change in unrealized appreciation (depreciation) of investments	(9,516,222)	(3,012,955)
Net increase (decrease) in net assets resulting from operations	(12,416,013)	(12,513,006)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(254,750)	(12,575,043)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(24,505,875)	(66,811,078)
Net increase (decrease) in net assets	(37,176,638)	(91,899,127)
NET ASSETS
Beginning of Year/Period	114,573,254	206,472,381
End of Year/Period	$77,396,616	$114,573,254

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$2,931,290	175,000	$4,859,175
Shares Redeemed	(1,025,000)	(27,437,165)	(2,800,000)	(71,670,253)
	(925,000)	$(24,505,875)	(2,625,000)	$(66,811,078)
Beginning Shares	4,375,000		7,000,000
Ending Shares	3,450,000		4,375,000

 The accompanying notes are an integral part of these financial statements.
14

AI Powered Equity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 20181

Net Asset Value, Beginning of Year/Period	$26.19	$29.50	$25.00
Income from Investment Operations:
Net investment income 2	0.08	0.16	0.14
Net realized and unrealized gain (loss) on investments	(3.77)	(1.41)	4.49
Total from investment operations	(3.69)	(1.25)	4.63
Less Distributions:
Distributions from net investment income	(0.07)	(0.17)	(0.12)
Net realized gains	-	(1.89)	(0.01)
Total distributions	(0.07)	(2.06)	(0.13)
Net asset value, end of Year/Period	22.43	26.19	29.50
Total Return	-14.07%3	-2.32%	18.53%3

Ratios/Supplemental Data:
Net assets at end of Year/Period (000's)	$77,397	$114,573	$206,472
Expenses to Average Net Assets	0.75%4	0.75%	0.75%4
Net Investment Income to Average Net Assets	0.56%4	0.64%	0.52%4
Portfolio Turnover Rate	105%3	129%	260%3

1
Commencement of operations on October 18, 2017.
2
Calculated based on average shares outstanding during the year/period.
3
Not annualized.
4
Annualized.

 The accompanying notes are an integral part of these financial statements.
15

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The AI Powered Equity ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund commenced operations on October 17, 2017.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

16

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Fund held one fair valued security. More detail about this security can be found in the Schedule of Investments.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

17

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The following table presents a summary of the inputs used to value the Funds' net assets as of March 31, 2020:

AI Powered Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$69,728,025	$—	$—	$69,728,025
Closed-End Funds	365,140	—	—	365,140
Rights	—	—	—(1)	—
Short Term Investments	3,491,331	—	—	3,491,331
Investments Purchased with Securities Lending Collateral*	—	—	—	11,097,645
Total Investments in Securities	$73,584,496	$—	$—	$84,682,141

(1) Includes a security valued at $0.

The AI Powered Equity ETF held a Level 3 security at the end of the period. The security valuation classified as Level 3 is deemed immaterial.

^ For further information regarding security characteristics, see the Schedule of Investments.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

18

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

As of March 31, 2020, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the AI Powered Equity ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

19

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

20

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with EquBot, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. EquBot, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

21

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2020, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2020:

	Purchases	Sales
AI Powered Equity ETF	$109,350,294	$114,595,717

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2020:

	Purchases	Sales
	In-Kind	In-Kind
AI Powered Equity ETF	$2,775,957	$26,113,209

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2020.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

22

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

As of March 31, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
AI Powered Equity ETF	$10,537,576	$11,094,622

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI Powered Equity ETF	$136,826,516	$7,337,699	$(4,475,676)	$2,862,023

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
AI Powered Equity ETF	$20,212	$—	$20,212	$(10,309,415)	$(7,427,180)

As of September 30, 2019, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
AI Powered Equity ETF	$(8,964,165)	$(1,345,250)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2019.

	Late Year Ordinary Loss	Post-October Capital Loss
AI Powered Equity ETF	None	None

23

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Total Distributable Earnings/(Loss)	Paid-In Capital
AI Powered Equity ETF	$1,252,068	$(1,252,068)

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2019 and September 30, 2018 are as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
AI Powered Equity ETF	$12,571,140	$3,903	$610,275	$—

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

NOTE 10 – LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al. (“Nasdaq”), Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

The Adviser and its parent, Exchange Traded Managers Group, LLC (“ETFMG”), were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

24

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds' financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser's future operations.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements, other than those disclosed in Note 10 above.

25

AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the following agreements:

●
an Amended and Restated Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of AI Powered Equity ETF (the “Fund”) (the “Advisory Agreement”); and

●
a Sub-Advisory Agreement between the Adviser and Equbot LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the

26

AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund, based on recommendations provided by the Sub-Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board further considered other services provided to the Fund, such as overseeing the activities of the Sub-Adviser, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

The Board then considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment sub-advisory services to the Adviser in the form of recommendations based on the Sub-Adviser’s algorithm-based model. The Board noted that the responsibility for trading the Fund’s portfolio securities would continue to rest with the Adviser. In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services and artificial intelligence businesses. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser.

Historical Performance
The Board then considered the Fund’s performance history over various time periods ending February 29, 2020, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted that the Fund underperformed in relation to its peer group for the one-year period and the period since the Fund’s inception. The Board considered management’s discussion of AIEQ’s performance, noting that, over time, the model powered by artificial intelligence employed in the management of the Fund becomes more refined. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. The Board noted that the expense ratio for the Fund was higher than the average and median expense ratios of its peer ETFs. The Board considered the additional effort required to manage an active fund, as opposed to an index-based fund.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses

27

AI Powered Equity ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

(such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers (including the Sub-Adviser) and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account the profitability analysis provided by the Adviser. The Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser with respect to the Fund and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund, including services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board noted that the Adviser still bears most of the ordinary fees and expenses of the Fund and that the Fund would likely experience benefits from the unitary fee at the Fund’s projected asset levels. The Board also noted that the Fund commenced operations on October 17, 2017 and that, as of February 29, 2020, the Fund had approximately $100 million in assets. The Board recognized that there would not likely be any additional economies of scale until the Fund’s assets grow.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered. The Board considered that, because the proposed sub-advisory fee would be paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser each provide to the Fund; and (c) approved the renewal of the Agreements for another year.

28

AI Powered Equity ETF
Expense Example
For the period Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period^	Annualized Expense Ratio During Period October 1, 2019 to March 31, 2020
Actual	$1,000.00	$859.30	$3.49	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the number of days in the period).

29

AI Powered Equity ETF

Statement Regarding Liquidity Risk Management Program (unaudited)
ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the AI Powered Equity ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2019, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

30

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Dedumattction

For the fiscal year ended September 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
AI Powered Equity ETF	15.55%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	DRD
AI Powered Equity ETF	15.55%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
AI Powered Equity ETF	92.84%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund's Part F of Form N-PORT is available without charge, upon request on the SEC's website (www.sec.gov) and is available by calling (877) 756-7873.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.AIEQetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.AIEQetf.com. Read the prospectus carefully before investing.

31

AI Powered Equity ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	11	None
John A. Flanagan, (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015)
			n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a

* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

32

AI Powered Equity ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	11	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	11	None

 33

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
Foreside Financial Group, LLC
111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

ETHO™

Semi-Annual Report

March 31, 2020

Etho Climate Leadership U.S. ETF
Ticker: ETHO

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

etfmg®

The fund is a series of ETF Managers Trust.

Etho Climate Leadership U.S. ETF

March 31, 2020 (Unaudited)

1

Etho Climate Leadership U.S. ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (the “Index”).

For the fiscal period ended March 31, 2020, the total return for the Fund was -16.37% while the total return for the Index was -16.63%. The worst performers in the Fund on the basis of contribution to return were Consumer Discretionary and Industrials.

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 270 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices.1 ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’s standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.You can find further details about ETHO by visiting www.etfmg.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

____________
1 Etho Capital. www.ethocapital.com

2

Etho Climate Leadership U.S. ETF
Growth of $10,000 (Unaudited)
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
11/18/2015
12/30/2015
03/31/2016
06/30/2016
09/30/2016
12/31/2016
03/31/2017
06/30/2017
09/30/2017
12/31/2017
03/31/2018
06/30/2018
09/30/2018
12/31/2018
03/31/2019
06/30/2019
09/30/2019
12/31/2019
03/31/2020
Etho Climate Leadership U.S. ETF (NAV)
Etho Climate Leadership U.S. ETF (Market)
S&P 500 Index
Etho Climate Leadership Index - U.S.

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(11/18/2015)	(3/31/2020)
Etho Climate Leadership U.S. ETF (NAV)	-10.53%	7.50%	$ 13,712
Etho Climate Leadership U.S. ETF (Market)	-10.53%	7.48%	$ 13,704
S&P 500 Index	-6.98%	7.22%	$ 13,559
Etho Climate Leadership Index - U.S.	-10.97%	6.92%	$ 13,393

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more of less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

Etho Climate Leadership U.S. ETF

Top Ten Holdings as of March 31, 2020 (Unaudited)*
	Security	% of Total Investments
1	ETFMG Sit Ultra Short ETF	3.15%
2	DexCom, Inc.	0.83%
3	Tesla, Inc.	0.67%
4	Advanced Micro Devices, Inc.	0.64%
5	Cypress Semiconductor Corp.	0.58%
6	Seattle Genetics, Inc.	0.57%
7	NVIDIA Corp.	0.53%
8	MSCI, Inc.	0.52%
9	ResMed, Inc.	0.51%
10	Teradyne, Inc.	0.50%

	Top Ten Holdings 8.50% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

ETHO

The ETHO Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index (the “Index”).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index — U.S.

To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC serves as the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. Both ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Etho Capital.

5

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2020 (Unaudited)

Etho Climate Leadership U.S. ETF
As a percent of Net Assets:
Canada	0.5%
Ireland	0.3
Switzerland	0.6
United States	96.8
Exchange Traded Funds	3.8
Closed-End Funds	0.3
Short-Term and other Net Assets (Liabilities)	(2.3)
100.0%

6

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Canada - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (a)	1,680	$318,445

Ireland - 0.3%
Building Products - 0.3%
Trane Technologies PLC (b)	2,560	211,430

Switzerland - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity, Ltd.	3,436	216,399
Insurance - 0.3%
Chubb, Ltd.	1,971	220,141
Total Switzerland		436,540

United States - 96.8%
Airlines - 0.5%
Southwest Airlines Co.	5,327	189,695
United Airlines Holdings, Inc. (a)(b)	3,448	108,784
Total Airlines		298,479
Auto Components - 0.5%
Gentex Corp.	13,815	306,140
Automobiles - 0.8%
Tesla, Inc. (a)(b)	982	514,568
Banks - 1.9%
Bank of Hawaii Corp.	3,532	195,108
Commerce Bancshares, Inc.	5,010	252,254
First Republic Bank	2,747	226,023
KeyCorp	17,770	184,275
Popular, Inc.	5,329	186,515
SVB Financial Group (a)	1,230	185,828
Total Banks		1,230,003
Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (a)	4,076	144,616
Alnylam Pharmaceuticals, Inc. (a)	2,942	320,237
Ionis Pharmaceuticals, Inc. (a)	3,395	160,516
Seattle Genetics, Inc. (a)(b)	3,757	433,482
Total Biotechnology		1,058,851
Building Products - 2.7%
A.O. Smith Corp.	5,199	196,574
Apogee Enterprises, Inc.	7,663	159,544
Armstrong World Industries, Inc.	3,476	276,064
Lennox International, Inc. (b)	1,036	188,334
Masco Corp.	7,268	251,255
Simpson Manufacturing Co., Inc.	4,803	297,690
Trex Co., Inc. (a)	4,485	359,428
Total Building Products		1,728,889

The accompanying notes are an integral part of these financial statements.

7

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Capital Markets - 5.5%
Affiliated Managers Group, Inc.	2,583	$152,759
Ameriprise Financial, Inc. (b)	2,165	221,869
Cboe Global Markets, Inc.	2,897	258,557
CME Group, Inc.	1,681	290,662
E*TRADE Financial Corp.	5,967	204,787
Eaton Vance Corp.	6,911	222,880
FactSet Research Systems, Inc. (b)	1,107	288,573
Federated Investors, Inc.	9,499	180,956
Intercontinental Exchange, Inc.	3,633	293,365
Invesco, Ltd.	14,761	134,030
Lazard, Ltd. - Class A	7,810	184,004
Morningstar, Inc.	2,246	261,098
Nasdaq, Inc. (a)(b)	3,169	300,896
S&P Global, Inc.	1,344	329,346
SEI Investments Co.	5,287	245,000
T. Rowe Price Group, Inc.	2,776	271,076
Total Capital Markets		3,839,858
Chemicals - 1.7%
Albemarle Corp.	3,378	190,418
Axalta Coating Systems, Ltd. (a)	10,930	188,761
Ecolab, Inc.	1,564	243,718
Ingevity Corp. (a)	2,598	91,450
International Flavors & Fragrances, Inc. (b)	2,153	219,778
Intrepid Potash, Inc. (a)	72,715	58,172
RPM International, Inc.	4,935	293,633
Total Chemicals		1,285,930
Commercial Services & Supplies - 1.7%
Brink's Co.	3,666	190,815
Copart, Inc. (a)	4,543	311,287
Herman Miller, Inc.	7,890	175,158
SP Plus Corp. (a)	8,076	167,577
Stericycle, Inc. (a)(b)	5,055	245,572
Total Commercial Services & Supplies		1,090,409
Communications Equipment - 1.5%
Ciena Corp. (a)	7,378	293,718
Cisco Systems, Inc.	5,348	210,230
F5 Networks, Inc. (a)(b)	1,756	187,242
Motorola Solutions, Inc.	1,966	261,321
Total Communications Equipment		952,511
Construction & Engineering - 0.8%
EMCOR Group, Inc.	3,880	237,922
Northwest Pipe Co. (a)	11,524	256,409
Total Construction & Engineering		494,331
Consumer Finance - 0.6%
American Express Co. (b)	2,614	223,785
Capital One Financial Corp.	3,394	171,125
Total Consumer Finance		394,910

The accompanying notes are an integral part of these financial statements.

8

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Containers & Packaging - 1.6%
AptarGroup, Inc.	2,595	$258,306
Avery Dennison Corp.	2,444	248,970
Ball Corp.	4,773	308,622
Sonoco Products Co.	4,510	209,039
Total Containers & Packaging		1,024,937
Distributors - 0.6%
Genuine Parts Co.	2,478	166,844
LKQ Corp. (a)	9,713	199,213
Total Distributors		366,057
Diversified Consumer Services - 0.3%
H&R Block, Inc. (b)	11,671	164,328
Diversified Financial Services - 0.6%
MSCI, Inc.	1,383	399,632
Electrical Equipment - 0.7%
First Solar, Inc. (a)(b)	5,207	187,764
Rockwell Automation, Inc.	1,577	237,985
Total Electrical Equipment		425,749
Electronic Equipment, Instruments & Components - 4.1%
Badger Meter, Inc.	4,969	266,338
CDW Corp. (b)	2,863	267,032
Dolby Laboratories, Inc. - Class A	4,387	237,819
IPG Photonics Corp. (a)(b)	1,811	199,717
Itron, Inc. (a)	6,032	336,767
Keysight Technologies, Inc. (a)	3,160	264,429
Littelfuse, Inc.	1,506	200,931
National Instruments Corp.	6,259	207,048
OSI Systems, Inc. (a)	3,138	216,271
Trimble, Inc. (a)	6,810	216,762
Zebra Technologies Corp. - Class A (a)	1,307	239,965
Total Electronic Equipment, Instruments & Components		2,653,079
Entertainment - 1.8%
Activision Blizzard, Inc.	6,051	359,913
Electronic Arts, Inc. (a)	2,706	271,060
Netflix, Inc. (a)	763	286,507
Walt Disney Co.	2,482	239,761
Total Entertainment		1,157,241
Food & Staples Retailing - 1.0%
Northern Trust Corp.	3,068	231,511
PriceSmart, Inc.	4,694	246,670
Sysco Corp.	4,272	194,931
Total Food & Staples Retailing		673,112
Food Products - 0.5%
Hain Celestial Group, Inc. (a)	11,913	309,381

The accompanying notes are an integral part of these financial statements.

9

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Health Care Equipment & Supplies - 5.2%
Align Technology, Inc. (a)	959	$166,818
Becton Dickinson & Co. (b)	1,103	253,436
Boston Scientific Corp. (a)	7,180	234,283
Cooper Cos.	920	253,616
DexCom, Inc. (a)(b)	2,366	637,094
Edwards Lifesciences Corp. (a)	1,482	279,535
GenMark Diagnostics, Inc. (a)	38,865	160,124
IDEXX Laboratories, Inc. (a)	1,226	296,986
Intuitive Surgical, Inc. (a)	490	242,653
ResMed, Inc.	2,659	391,645
Stryker Corp.	1,389	231,255
Varian Medical Systems, Inc. (a)	1,934	198,544
Total Health Care Equipment & Supplies		3,345,989
Health Care Providers & Services - 3.6%
AMN Healthcare Services, Inc. (a)	5,852	338,303
Anthem, Inc.	956	217,050
Centene Corp. (a)	5,190	308,338
Henry Schein, Inc. (a)	4,579	231,331
Humana, Inc.	1,032	324,069
Laboratory Corp. of America Holdings (a)	1,799	227,376
MEDNAX, Inc. (a)	10,159	118,251
Quest Diagnostics, Inc.	3,174	254,872
UnitedHealth Group, Inc.	1,113	277,560
Total Health Care Providers & Services		2,297,150
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	28,882	203,329
Cerner Corp. (b)	4,837	304,683
Total Health Care Technology		508,012
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	396	259,142
Household Durables - 1.7%
Leggett & Platt, Inc.	6,616	176,515
PulteGroup, Inc.	9,906	221,102
Stanley Black & Decker, Inc.	2,036	203,600
Tempur Sealy International, Inc. (a)	4,773	208,628
TopBuild Corp. (a)	4,346	311,347
Total Household Durables		1,121,192
Household Products - 0.4%
Church & Dwight Co., Inc. (b)	3,879	248,954
Independent Power and Renewable Electricity Producers - 0.5%
Ormat Technologies, Inc.	5,005	338,638
Industrial Conglomerates - 0.6%
Nordstrom, Inc. (b)	6,305	96,719
Teleflex, Inc. (b)	908	265,917
Total Industrial Conglomerates		362,636

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Insurance - 1.8%
Aflac, Inc.	5,549	$189,998
Cincinnati Financial Corp.	3,222	243,100
Globe Life, Inc.	3,472	249,880
Marsh & McLennan Cos., Inc.	3,054	264,049
Travelers Cos., Inc. (b)	2,015	200,190
White Mountains Insurance Group, Ltd.	297	270,270
Total Insurance		1,417,487
Interactive Media & Services - 0.1%
TripAdvisor, Inc.	5,353	93,089
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	158	308,056
Booking Holdings, Inc. (a)	160	215,251
Expedia Group, Inc.	2,317	130,378
Total Internet & Direct Marketing Retail		653,685
IT Services - 4.0%
Broadridge Financial Solutions, Inc.	2,667	252,912
Cognizant Technology Solutions Corp. - Class A	3,822	177,608
Fidelity National Information Services, Inc.	2,438	296,558
Fiserv, Inc. (a)	3,123	296,655
FleetCor Technologies, Inc. (a)(b)	1,110	207,059
Global Payments, Inc. (b)	2,010	289,902
MasterCard, Inc. - Class A	1,171	282,867
Paychex, Inc.	3,472	218,458
PayPal Holdings, Inc. (a)	2,654	254,094
Visa, Inc. - Class A (b)	1,765	284,377
Total IT Services		2,560,490
Leisure Products - 0.4%
Hasbro, Inc.	3,341	239,049
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	3,436	246,086
Bio-Techne Corp. (b)	1,383	262,244
Illumina, Inc. (a)	878	239,799
IQVIA Holdings, Inc. (a)	1,915	206,552
Mettler-Toledo International, Inc. (a)	372	256,870
PerkinElmer, Inc. (b)	2,857	215,075
Thermo Fisher Scientific, Inc.	998	283,033
Waters Corp. (a)	1,094	199,163
Total Life Sciences Tools & Services		1,908,822

The accompanying notes are an integral part of these financial statements.

11

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Machinery - 5.6%
Deere & Co.	1,730	$239,017
Donaldson Co., Inc.	5,524	213,392
Dover Corp.	2,950	247,623
Fortive Corp.	3,286	181,354
Graco, Inc. (b)	5,587	272,255
Ingersoll Rand, Inc. (a)	2,258	55,998
ITT, Inc.	4,768	216,276
Lincoln Electric Holdings, Inc.	3,301	227,769
Lindsay Corporation (b)	2,964	271,443
Mueller Water Products, Inc. - Class A	27,656	221,525
Parker-Hannifin Corp.	1,612	209,125
Snap-on, Inc.	1,770	192,611
Toro Co. (b)	4,020	261,662
WABCO Holdings, Inc. (a)	2,084	281,444
Watts Water Technologies, Inc. - Class A	3,522	298,137
Xylem, Inc.	3,493	227,499
Total Machinery		3,617,130
Media - 1.7%
Charter Communications, Inc. - Class A (a)(b)	806	351,666
Discovery Communications, Inc. - Class C (a)	10,844	190,204
Liberty Broadband Corp. - Class C (a)	3,004	332,603
Omnicom Group, Inc. (b)	3,809	209,114
Total Media		1,083,587
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	3,066	268,551
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	1,661	264,664
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	6,020	335,554
Merck & Co., Inc.	3,336	256,672
Pfizer, Inc.	6,566	214,314
Zoetis, Inc.	2,740	322,471
Total Pharmaceuticals		1,129,011
Professional Services - 1.0%
CoStar Group, Inc. (a)(b)	601	352,913
Verisk Analytics, Inc.	2,075	289,214
Total Professional Services		642,127

The accompanying notes are an integral part of these financial statements.

12

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Real Estate Investment Trusts (REITs) - 6.2%
Alexandria Real Estate Equities, Inc. (b)	1,851	$253,698
AvalonBay Communities, Inc.	1,381	203,242
Crown Castle International Corp. (b)	2,168	313,059
Duke Realty Corp.	9,098	294,593
Equity Commonwealth	8,706	276,067
Equity Residential	3,686	227,463
Essex Property Trust, Inc. (b)	954	210,109
Extra Space Storage, Inc.	2,733	261,712
Federal Realty Investment Trust	2,009	149,891
Gladstone Land Corp.	22,061	261,423
Prologis, Inc.	3,866	310,710
Realty Income Corp.	3,794	189,169
Regency Centers Corp.	3,993	153,451
SBA Communications Corp.	1,377	371,749
Simon Property Group, Inc.	1,534	84,155
UDR, Inc.	6,305	230,385
Welltower, Inc.	3,600	164,808
Total Real Estate Investment Trusts (REITs)		3,955,684
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (b)	1,780	179,744
St. Joe Co. (a)(b)	16,708	280,360
Total Real Estate Management & Development		460,104
Road & Rail - 0.5%
Amerco	746	216,751
Lyft, Inc. - Class A (a)(b)	3,517	94,431
Total Road & Rail		311,182
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	10,803	491,320
Analog Devices, Inc.	2,630	235,780
Applied Materials, Inc.	6,992	320,373
Cree, Inc. (a)	4,811	170,598
Cypress Semiconductor Corp.	19,034	443,873
Intel Corp.	5,169	279,746
KLA Corp.	2,323	333,908
Lam Research Corp.	1,583	379,920
Maxim Integrated Products, Inc.	5,242	254,814
Microchip Technology, Inc.	3,439	233,164
Micron Technology, Inc. (a)	6,669	280,498
NVIDIA Corp.	1,532	403,835
ON Semiconductor Corp. (a)(b)	13,392	166,596
Power Integrations, Inc.	3,949	348,815
Qorvo, Inc. (a)	3,836	309,297
Skyworks Solutions, Inc.	3,363	300,585
SunPower Corp. (a)(b)	43,372	219,896
Teradyne, Inc.	7,105	384,878
Texas Instruments, Inc.	2,619	261,717
Universal Display Corp.	1,801	237,336
Total Semiconductors & Semiconductor Equipment		6,056,949

The accompanying notes are an integral part of these financial statements.

13

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Software - 4.2%
Adobe, Inc. (a)	1,028	$327,151
Ansys, Inc. (a)(b)	1,501	348,937
Autodesk, Inc. (a)	1,765	275,517
Cadence Design System, Inc. (a)	4,336	286,349
Intuit, Inc.	1,056	242,880
Palo Alto Networks, Inc. (a)	1,134	185,931
salesforce.com, Inc. (a)	1,733	249,517
ServiceNow, Inc. (a)(b)	1,111	318,390
Splunk, Inc. (a)	2,203	278,085
Workday, Inc. - Class A (a)	1,421	185,043
Total Software		2,697,800
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	1,612	150,432
American Eagle Outfitters, Inc.	13,226	105,147
Foot Locker, Inc.	4,817	106,215
Gap, Inc. (b)	11,321	79,700
Guess?, Inc.	14,200	96,134
Lowe's Cos., Inc.	2,535	218,137
Ross Stores, Inc.	2,969	258,213
The Home Depot, Inc. (b)	1,448	270,355
TJX Cos., Inc.	5,204	248,803
Ulta Beauty, Inc. (a)	787	138,276
Urban Outfitters, Inc. (a)	9,296	132,375
Williams-Sonoma, Inc. (b)	4,953	210,602
Total Specialty Retail		2,014,389
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc. (b)	1,454	369,739
Hewlett Packard Enterprise Co.	18,061	175,372
HP, Inc.	14,354	249,185
Seagate Technology PLC	5,869	286,407
Total Technology Hardware, Storage & Peripherals		1,080,703
Textiles, Apparel & Luxury Goods - 1.5%
Hanesbrands, Inc. (b)	15,647	123,142
Nike, Inc. - Class B	3,283	271,635
Ralph Lauren Corp.	2,146	143,417
Tapestry, Inc.	8,636	111,836
Total Textiles, Apparel & Luxury Goods		650,030
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	21,083	244,774
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. - Class A	3,358	184,589
United Rentals, Inc. (a)(b)	2,478	254,986
Total Trading Companies & Distributors		439,575

The accompanying notes are an integral part of these financial statements.

14

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Water Utilities - 2.3%
American States Water Co.	3,878	$316,988
American Water Works Co., Inc.	2,520	301,291
California Water Service Group	5,092	256,229
Essential Utilities, Inc. (b)	7,620	310,134
Middlesex Water Co.	4,939	296,933
Total Water Utilities		1,481,575
Total United States		62,120,565
TOTAL COMMON STOCKS (Cost $72,010,269)		63,086,980

INVESTMENT COMPANIES - 0.3%
Closed-End Funds - 0.3%
Oaktree Specialty Lending Corp.	54,540	176,710
TOTAL INVESTMENT COMPANIES (Cost $284,768)		176,710

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL – 18.9%
ETFMG Sit Ultra Short ETF	50,000	2,404,000
Mount Vernon Liquid Assets Portfolio, LLC.	9,712,206	9,712,206
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $12,225,062)		12,116,206

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (c)	937,944	937,944
TOTAL SHORT-TERM INVESTMENTS (Cost $937,944)		937,944

Total Investments (Cost $85,458,043) - 118.8%		76,317,840
Liabilities in Excess of Other Assets - (18.8)%		(12,054,639)
TOTAL NET ASSETS - 100.0%		$64,263,201

Percentages are stated as a percent of net assets.

(a)
Non-income producing security.
(b)
All or a portion of this security is out on loan as of March 31, 2020.
(c)
The rate quoted is the annualized seven-day yield at March 31, 2020.
(d)
Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.

15

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

Etho Climate Leadership U.S. ETF
ASSETS
Investments in unaffiliated securities, at value*	$73,913,840
Investments in affiliated securities, at value*	2,404,000
Total Investments in securities, at value	76,317,840
Cash	653
Receivables:
Dividends and interest receivable	61,032
Securities lending income receivable	5,435
Total Assets	76,384,960

LIABILITIES
Collateral received for securities loaned (Note 7)	12,097,206
Payables:
Management fees payable	24,553
Total Liabilities	12,121,759
Net Assets	$64,263,201

NET ASSETS CONSIST OF:
Paid-in Capital	$73,307,516
Total Distributable Earnings	(9,044,315)
Net Assets	$64,263,201

*Identified Cost:
Investments in unaffiliated securities	$82,945,187
Investments in affiliated securities	2,512,856

Shares Outstanding^	1,950,000
Net Asset Value, Offering and Redemption Price per Share	$32.96

^     No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

16

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Etho Climate Leadership U.S. ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $248)	$512,837
Interest	2,060
Securities lending income	12,881
Total Investment Income	527,778
Expenses:
Management fees	154,640
Total Expenses	154,640
Net Investment Income	373,138

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	87,937
Affiliated investments	-
In-Kind redemptions	587,399
Closed-End Funds	140
Net Realized Gain (Loss) on Investments and In-Kind Redemptions	675,476
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments	(14,169,951)
Affiliated investments	(108,856)
Net change in Unrealized Appreciation (Depreciation) of Investments	(14,278,807)
Net Realized and Unrealized Gain (Loss) on Investments	(13,603,331)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,230,193)

The accompanying notes are an integral part of these financial statements.

17

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2019

OPERATIONS
Net investment income	$373,138	$393,689
Net realized gain (loss) on investments and In-Kind Redemptions	675,476	3,707,775
Net change in unrealized appreciation (depreciation) of investments	(14,278,807)	(487,529)
Net increase (decrease) in net assets resulting from operations	$(13,230,193)	$3,613,935

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(302,500)	(412,276)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	24,364,840	14,602,580
Net increase (decrease) in net assets	$10,832,147	$17,804,239

NET ASSETS
Beginning of Period/Year	53,431,054	35,626,815
End of Period/Year	$64,263,201	$53,431,054

Summary of share transactions is as follows:

	Period Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	650,000	$26,428,540	900,000	$33,675,925
Shares Redeemed	(50,000)	(2,063,700)	(500,000)	(19,073,345)
Net Transactions in Fund Shares	600,000	$24,364,840	400,000	$14,602,580
Beginning Shares	1,350,000		950,000
Ending Shares	1,950,000		1,350,000

The accompanying notes are an integral part of these financial statements.

18

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Period Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 20161

Net Asset Value, Beginning of Period/Year	$39.58	$37.50	$32.01	$27.00	$25.00
Income from Investment Operations:
Net investment income 2	0.22	0.33	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	(6.67)	2.08	5.51	5.09	1.87
Total from investment operations	(6.45)	2.41	5.80	5.40	2.10
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.29)	(0.25)	(0.10)
Net realized gains	-	-	(0.02)	(0.14)	-
Total distributions	(0.17)	(0.33)	(0.31)	(0.39)	(0.10)
Net asset value, end of period/year	$32.96	$39.58	$37.50	$32.01	$27.00
Total Return	-16.37%3	6.53%	18.16%	20.14%	8.43%3

Ratios/Supplemental Data:
Net assets at end of period/year (000's)	$64,263	$53,431	$35,627	$19,208	$6,751

Expenses to Average Net Assets	0.69%4	0.45%	0.45%	0.45%	0.50%4
Net Investment Income to Average Net Assets	1.66%4	0.88%	0.82%	1.03%	1.04%4
Portfolio Turnover Rate	1%3	41%	19%	45%	25%3

1
Commencement of operations on November 18, 2015.
2
Calculated based on average shares outstanding during the period/year.
3
Not annualized.
4
Annualized.

The accompanying notes are an integral part of these financial statements.

19

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)
NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index™ Index (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

20

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

21

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$63,086,980	$—	$—	$63,086,980
Closed-End Funds	176,710	—	—	176,710
Short-Term Investments	937,944	—	—	937,944
Investments Purchased with Securities Lending Collateral*	—	—	—	12,116,206
Total Investments in Securities	$64,201,634	$—	$—	$76,317,840

^ See Schedule of Investments for classifications by sector or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis.  Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the Etho Climate Leadership U.S. ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund's expenses, the Fund's performance may be below that of its index.

23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund's or its underlying index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.45% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the Purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2020, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2020:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$3,358,527	$848,890

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2020:

	Purchases	Sales
	In-Kind	In-Kind

Etho Climate Leadership U.S. ETF	$25,969,077	$2,010,538

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2020.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2020, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also

25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$11,603,638	$12,093,568

* The cash collateral received was invested in the ETFMG Sit Ultra Short ETF and the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$64,893,325	$6,816,865	$(1,945,148)	$4,871,717

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$1,750	$—	$1,750	$(385,089)	$4,488,378

As of September 30, 2019, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
Etho Climate Leadership U.S. ETF	$215,102	$169,987	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2019.

	Late Year Ordinary Loss	Post-October Capital Loss
Etho Climate Leadership U.S. ETF	None	None

26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Total Distributable Earnings/(Loss)	Paid-In Capital
Etho Climate Leadership U.S. ETF	$(3,890,630)	$3,890,630

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2019 and September 30, 2018 are as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
Etho Climate Leadership U.S. ETF	$412,276	$—	$248,686	$—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Etho Climate Leadership U.S. ETF
ETFMG Sit Ultra Short ETF is deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2020.  Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
ETFMG Sit Ultra Short ETF *	$-	2,512,856	-	$-	$(108,856)	$-	$2,404,000	50,000

*Affiliate as of March 31, 2020.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 11 – LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al. (“Nasdaq”), Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

The Adviser and its parent, Exchange Traded Managers Group, LLC (“ETFMG”), were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds' financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser's future operations.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial statements, other than those disclosed in Note 11 above.

28

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of Etho Climate Leadership U.S. ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board

29

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted management’s representations that the Fund’s performance satisfactorily tracked its underlying index, and the Board concluded that the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee of the Fund was lower than the average and median expense ratios of its peer ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy that is substantially different than the strategies of many of the peer ETFs.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account the profitability analysis provided by the Adviser. The Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser with respect to the Fund and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing

30

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund, including contributions by the Fund’s index provider for the payment of Fund expenses and services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board noted that the Adviser still bears most of the ordinary fees and expenses of the Fund and that the Fund would likely experience benefits from the unitary fee at the Fund’s projected asset levels. The Board also noted that the Fund commenced operations on November 18, 2015 and that, as of February 29, 2020, the Fund had approximately $74 million in assets. The Board recognized that there would not likely be any additional economies of scale until the Fund’s assets grow.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

31

Etho Climate Leadership U.S. ETF

Expense Example
Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period^	Annualized Expense Ratio During Period October 1, 2019 to March 31, 2020
Actual	$1,000.00	$836.30	$2.07	0.45%

Hypothetical (5% annual)	$1,000.00	$1,022.75	$2.28	0.45%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the number of days in the period).

32

Etho Climate Leadership U.S. ETF

Statement Regarding Liquidity Risk Management Program (unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the Etho Climate Leadership U.S. ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2019, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

33

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.ethoetf.com.

NOTE 2 - FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
Etho Climate Leadership U.S. ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	DRD
Etho Climate Leadership U.S. ETF	100.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
Etho Climate Leadership U.S. ETF	0.00%

NOTE 3 - INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund's Part F of Form N-PORT is available without charge, upon request on the SEC's website (www.sec.gov) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website at www.ethoetf.com daily.

NOTE 4 - INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ethoetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.

34

Etho Climate Leadership U.S. ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	11	None
John A. Flanagan, (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015)
			n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a

* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

35

Etho Climate Leadership U.S. ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	11	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	11	None

36

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
Foreside Financial Group, LLC
111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

ITEQ

Semi-Annual Report

March 31, 2020

BlueStar Israel Technology ETF
Ticker: ITEQ

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

etfmg®

The fund is a series of ETF Managers Trust.

BlueStar Israel Technology ETF

March 31, 2020 (Unaudited)

1

BlueStar Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (the “Index”).

Over the 6-month period ending March 31, 2020, the total return for the Fund was -9.48% while the total return for the Index was -9.09%. The difference was primarily attributable to Fund expenses that are not a part of the Index. The best performers in the Fund on the basis of contribution to its return were Mellanox Technologies, Plus500, and Compugen, while the worst performers were Amdocs, Elbit Systems, and Wix.com.

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel- based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS. (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

2

Average Annual Returns	1 Year	Since Inception	Value of $10,000
Period Ended March 31, 2020	Return	(11/2/2015)	(3/31/2020)
BlueStar Israel Technology ETF (NAV)	-2.81%	9.02%	$14,634
BlueStar Israel Technology ETF (Market)	-3.95%	8.76%	$14,485
S&P 500 Index	-6.98%	6.95%	$13,451
BlueStar Israel Global Technology IndexTM	-1.88%	9.96%	$15,201

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

BlueStar Israel Technology ETF

Top Ten Holdings as of March 31, 2020 (Unaudited)*
	Security	% of Total Investments
1	Nice, Ltd.	6.79%
2	Mellanox Technologies, Ltd.	6.27%
3	Check Point Software Technologies, Ltd.	5.96%
4	Novocure, Ltd.	5.30%
5	Amdocs, Ltd.	5.30%
6	Wix.com, Ltd.	4.70%
7	SolarEdge Technologies, Inc.	3.94%
8	Elbit Systems, Ltd.	3.20%
9	CyberArk Software, Ltd.	3.17%
10	Ormat Technologies	3.13%

	Top Ten Holdings = 47.76% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

BlueStar Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

ITEQ

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology IndexTM (the “Index”).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Fund invests in Israeli companies. Foreign investing involves special risks such as currency ﬂuctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund is non-diversiﬁed, meaning it may concentrate its assets in fewer individual holdings than a diversiﬁed fund.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only, in blocks of 50,000 shares.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with BlueStar Indexes.

5

BlueStar Israel Technology ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2020 (Unaudited)

BlueStar Israel Technology ETF
As a percent of Net Assets:
Guernsey	6.9%
Israel	61.8
Jersey	7.1
United Kingdom	2.1
United States	21.8
Exchange Traded Funds	2.9
Short-Term and other Net Assets (Liabilities)	(2.6)
100.0%

6

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Guernsey - 6.9%
IT Services - 6.9%
Amdocs, Ltd.	102,631	$5,641,627

Israel - 61.8%
Aerospace & Defense - 4.5%
Elbit Systems, Ltd.	26,042	3,400,203
RADA Electronic Industries, Ltd. (a)	69,191	242,169
Total Aerospace & Defense		3,642,372
Biotechnology - 1.2%
FOAMIX PHARMACE - CVR (a)(b)	127,997	–
Galmed Pharmaceuticals, Ltd. (a)	41,548	143,756
Intec Pharma, Ltd. (a)	332,461	63,201
Kamada, Ltd. (a)	49,399	299,756
UroGen Pharma, Ltd. (a)(b)	23,590	420,845
Total Biotechnology		927,558
Communications Equipment - 3.7%
AudioCodes, Ltd.	29,353	701,243
Ceragon Networks, Ltd. (a)(b)	161,448	203,424
Gilat Satellite Networks, Ltd.	49,563	367,366
Ituran Location and Control, Ltd.	27,914	396,658
Radware, Ltd. (a)	48,528	1,022,485
Silicom, Ltd. (a)	12,242	330,534
Total Communications Equipment		3,021,710
Diversified Financial Services - 1.9%
Plus500, Ltd.	117,091	1,570,735
Health Care Equipment & Supplies - 0.9%
Brainsway, Ltd. (a)(b)	52,026	192,591
Inmode, Ltd. (a)	16,167	347,590
Intercure, Ltd. (a)	202,576	246,535
Total Health Care Equipment & Supplies		786,716
Household Durables - 0.5%
Maytronics, Ltd.	63,711	402,255
Independent Power and Renewable Electricity Producers - 1.8%
Energix-Renewable Energies, Ltd. (a)	229,385	661,308
Enlight Renewable Energy, Ltd. (a)	783,277	789,138
Total Independent Power and Renewable Electricity Producers		1,450,446
Internet & Direct Marketing Retail - 0.6%
Fiverr International, Ltd. (a)(b)	18,911	475,990
IT Services - 7.8%
Formula Systems 1985, Ltd.	9,773	543,634
Matrix IT, Ltd.	41,236	676,496
Splitit, Ltd. (a)	556,363	111,221
Wix.com, Ltd. (a)(b)	49,620	5,002,688
Total IT Services		6,334,039
Life Sciences Tools & Services - 0.9%
Compugen, Ltd. (a)(b)	98,081	712,068

The accompanying notes are an integral part of these financial statements.

7

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Machinery - 1.4%
Kornit Digital, Ltd. (a)(b)	47,045	$1,170,950
Media - 0.4%
Tremore International, Ltd. (a)	176,919	307,651
Pharmaceuticals - 0.3%
Redhill Biopharma, Ltd. - ADR (a)(b)	61,935	280,566
Semiconductors & Semiconductor Equipment - 11.8%
Camtek, Ltd.	40,162	338,164
Mellanox Technologies, Ltd. (a)	54,962	6,667,990
Nova Measuring Instruments, Ltd. (a)	30,076	993,616
Tower Semiconductor, Ltd. (a)	104,190	1,676,925
Total Semiconductors & Semiconductor Equipment		9,676,695
Software - 22.9% (d)
Allot Communications, Ltd. (a)	54,148	511,699
Check Point Software Technologies, Ltd. (a)(b)	63,083	6,342,365
CyberArk Software, Ltd. (a)(b)	39,430	3,373,631
Hilan, Ltd.	19,215	605,504
Magic Software Enterprises, Ltd.	43,194	346,991
Nice, Ltd. (a)	48,920	7,231,291
Tufin Software Technologies Ltd. (a)	24,217	212,625
Total Software		18,624,106
Technology Hardware, Storage & Peripherals - 1.2%
Stratasys, Ltd. (a)(b)	61,605	982,600
Total Israel		50,366,457

Jersey - 7.1%
Health Care Equipment & Supplies - 7.0%
Novocure, Ltd. (a)(b)	83,803	5,643,293
Interactive Media & Services - 0.1%
XLMedia PLC	397,272	76,485
Total Jersey		5,719,778

United Kingdom - 2.1%
Communications Equipment - 0.5%
BATM Advanced Communications (a)	677,800	378,852
Hotels, Restaurants & Leisure - 0.8%
888 Holdings PLC	432,619	668,470
Software - 0.8% (d)
Sapiens International Corp. NV	33,443	650,635
Total United Kingdom		1,697,957

United States - 21.8%
Biotechnology - 1.1%
BrainStorm Cell Therapeutics, Inc. (a)(b)	66,197	307,154
Oncocyte Corp. (a)	147,305	360,897
Pluristem Therapeutics, Inc. (a)	64,854	253,446
Total Biotechnology		921,497

The accompanying notes are an integral part of these financial statements.

8

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2020 (Unaudited) (Continued)

	Shares	Value
Electric Utilities - 4.1%
Ormat Technologies, Inc.	48,871	$3,325,684
Electronic Equipment, Instruments & Components - 0.3%
Powerfleet, Inc. (a)	60,249	208,462
Semiconductors & Semiconductor Equipment - 6.7%
CEVA, Inc. (a)	28,881	720,003
DSP Group, Inc. (a)	34,959	468,451
SolarEdge Technologies, Inc. (a)(b)	51,223	4,194,139
Total Semiconductors & Semiconductor Equipment		5,382,593
Software - 9.6% (d)
ForeScout Technologies, Inc. (a)	42,537	1,343,744
LivePerson, Inc. (a)	66,257	1,552,825
Varonis Systems, Inc. (a)(b)	31,919	2,032,283
Verint Systems, Inc. (a)	65,297	2,807,771
Total Software		7,736,623
Total United States		17,574,859
TOTAL COMMON STOCKS (Cost $79,986,098)		81,000,678

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL – 31.9%
ETFMG Sit Ultra Short ETF (e)	50,000	2,404,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.91% (c)	22,780,067	22,780,067
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $25,292,923)		25,184,067

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.30% (c)	236,059	236,059
TOTAL SHORT-TERM INVESTMENTS (Cost $236,059)		236,059

Total Investments (Cost $105,515,080) - 130.9%		106,420,804
Liabilities in Excess of Other Assets - (30.9)%		(25,123,553)
TOTAL NET ASSETS - 100.0%		$81,297,251

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)
Non-income producing security.
(b)
All or a portion of this security was out on loan as of March 31, 2020.
(c)
The rate quoted is the annualized seven-day yield at March 31, 2020.
(d)
As of March 31, 2020, the Fund had a significant portion of its assets invested in the Software Industry. Please refer to Note 9 of the Notes to Financial Statements.
(e)
Affiliated security.  Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.

9

BlueStar Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

BlueStar Israel Technology ETF
ASSETS
Investments in unaffiliated securities, at value*	$104,016,804
Investments in affiliated securities, at value*	2,404,000
Total investments in securities, at value	106,420,804
Cash	5,377
Foreign currency*	188
Receivables:
Dividends and interest receivable	72,536
Securities lending income receivable	16,240
Total Assets	$106,515,145

LIABILITIES
Collateral received for securities loaned (Note 7)	25,165,067
Payables:
Management fees payable	52,827
Total Liabilities	25,217,894
Net Assets	$81,297,251

NET ASSETS CONSIST OF:
Paid-in Capital	$83,603,680
Total Distributable Earnings	(2,306,429)
Net Assets	$81,297,251

*Identified Cost:
Investments in unaffiliated securities	$103,002,224
Investments in affiliated securities	2,512,856
Foreign currency	212

Shares Outstanding^	2,250,000
Net Asset Value, Offering and Redemption Price per Share	$36.13

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

10

BlueStar Israel Technology ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2020 (Unaudited)

BlueStar Israel Technology ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $29,972)	$142,010
Interest	1,442
Securities lending income	96,925
Total Investment Income	240,377
Expenses:
Management fees	322,478
Total Expenses	322,478
Net Investment Income (Loss)	(82,101)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(1,409,182)
Affiliated Investments	-
In-Kind redemptions	1,758,143
Foreign currency and foreign currency translation	(3,666)
Net Realized Gain on Investments and Foreign Currency	345,295
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(11,081,746)
Affiliated Investments	(108,856)
Foreign currency and foreign currency translation	2
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	(11,190,600)
Net Realized and Unrealized Gain (loss) on Investments	(10,845,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,927,406)

The accompanying notes are an integral part of these financial statements.

11

BlueStar Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

OPERATIONS
Net investment income (loss)	$(82,101)	$(72,720)
Net realized gain (loss) on investments	345,295	340,737
Net change in unrealized appreciation (depreciation) of investments	(11,190,600)	5,481,582
Net increase (decrease) in net assets resulting from operations	(10,927,406)	5,749,599

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(150,718)
Return of Capital	-	(14,773)
Total distributions from distributable earnings	-	(165,491)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	18,378,005	7,019,455
Net increase (decrease) in net assets	$7,450,599	$12,603,563
NET ASSETS
Beginning of Year/Period	73,846,652	61,243,089
End of Year/Period	$81,297,251	$73,846,652

Summary of share transactions is as follows:

	Period Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	550,000	$24,541,275	500,000	$19,192,040
Shares Redeemed	(150,000)	(6,163,270)	(350,000)	(12,172,585)
	400,000	$18,378,005	150,000	$7,019,455
Beginning Shares	1,850,000		1,700,000
Ending Shares	2,250,000		1,850,000

The accompanying notes are an integral part of these financial statements.

12

BlueStar Israel Technology ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 20161

Net Asset Value, Beginning of Year/Period	$39.92	$36.03	$31.38	$25.58	$25.00
Income from Investment Operations:
Net investment income (loss) 2	(0.04)	(0.04)	0.04	0.02	0.05
Net realized and unrealized gain (loss) on investments	(3.75)	4.03	4.78	5.87	0.53
Total from investment operations	(3.79)	3.99	4.82	5.89	0.58
Less Distributions:
Distributions from net investment income	-	(0.09)	(0.17)	(0.09)	-
Return of Captial	-	(0.01)	-	-	-
Total Distributions	-	(0.10)	(0.17)	(0.09)	-
Net asset value, end of year/period	$36.13	$39.92	$36.03	$31.38	$25.58
Total Return	-9.48%3	11.17%	15.41%	23.16%	2.31%3

Ratios/Supplemental Data:
Net assets at end of year/period (000's)	$81,297	$73,847	$61,243	$23,538	$5,116
Expenses to Average Net Assets	0.75%4	0.75%	0.75%	0.75%	0.75%4
Net Investment Income (Loss) to Average Net Assets	-0.19%4	-0.12%	0.12%	0.07%	0.23%4
Portfolio Turnover Rate	5%	24%	11%	19%	14%3

1
Commencement of operations on November 2, 2015.
2
Calculated based on average shares outstanding during the year/period.
3
Not annualized.
4
Annualized.

The accompanying notes are an integral part of these financial statements.

13

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

BlueStar Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology Index® (BIGITech®” or the “Index”). The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

14

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

15

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

BlueStar Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$81,000,678	$—	$—	$81,000,678
Short-Term Investments	236,059	—	—	236,059
Investments Purchased with Securities Lending Collateral*	—	—	—	25,184,067
Total Investments in Securities	$81,236,737	$—	$—	$106,420,804

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

16

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis.  Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the BlueStar Israel Technology ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund's expenses, the Fund's performance may be below that of its index.

17

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund's or its underlying index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

18

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2020, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2020:

	Purchases	Sales
BlueStar Israel Technology ETF	$5,764,286	$4,626,831

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2020:

	Purchases	Sales
	In-Kind	In-Kind
BlueStar Israel Technology ETF	$24,461,482	$4,942,001

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2020.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type earns of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2020, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

19

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

As of March 31, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
Fund	Values of Securities on Loan	Fund Collateral Received*
BlueStar Israel Technology ETF	$24,378,184	$25,161,429

* The cash collateral received was invested in the ETFMG Sit Ultra Short ETF and the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlueStar Israel Technology ETF	$78,365,379	$16,143,037	$(5,606,688)	$10,536,349

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
BlueStar Israel Technology ETF	$—	$—	$—	$(1,915,372)	$8,620,977

As of September 30, 2019, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
BlueStar Israel Technology ETF	$(731,492)	$(1,152,612)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2019.

	Late Year Ordinary Loss	Post-October Capital Loss
BlueStar Israel Technology ETF	$(31,266)	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

20

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

	Total Distributable Earnings/(Loss)	Paid-In Capital
BlueStar Israel Technology ETF	$(3,103,855)	$3,103,855

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2019 and September 30, 2018 are as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	From Ordinary Income	Return of Capital	From Ordinary Income	From Capital Gains
BlueStar Israel Technology ETF	$150,718	$14,773	$163,624	$—

NOTE 9 – INVESTMENTS IN AFFILIATES

BlueStar Israel Technology ETF

ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2020.  Transactions during the period in this security were as follows:

Security Name	Value at September 30, 2019	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2020	Ending Shares
ETFMG Sit Ultra Short ETF *	$-	2,512,856	-	$-	$(108,856)	$-	$2,404,000	50,000

*Affiliate as of March 31, 2020.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

NOTE 11 – LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al. (“Nasdaq”), Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in

21

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

The Adviser and its parent, Exchange Traded Managers Group, LLC (“ETFMG”), were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds' financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser's future operations.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial statements, other than those disclosed in Note 11 above.

22

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of BlueStar Israel Technology ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board

23

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Fund not incurred by its underlying index. The Board considered other factors that contributed to the Fund’s tracking error, including cash drag and the process of rebalancing the Fund’s portfolio. The Board noted management’s representations that the Fund’s performance satisfactorily tracked its underlying index. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for the Fund was higher than the average and median expense ratios for its peer ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy that is substantially different than the strategies of many of the peer ETFs.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as  interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account the profitability analysis provided by the Adviser. The

24

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited) (Continued)

Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser with respect to the Fund and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund, including services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board noted that the Adviser still bears most of the ordinary fees and expenses of the Fund and that the Fund would likely experience benefits from the unitary fee at the Fund’s projected asset levels. The Board also noted that the Fund commenced operations on November 2, 2015 and that, as of February 29, 2020, the Fund had approximately $100 million in assets. The Board recognized that there would not likely be any additional economies of scale until the Fund’s assets grow

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

25

BlueStar Israel Technology ETF

EXPENSE EXAMPLE
Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar Israel Technology ETF

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period^	Annualized Expense Ratio During Period October 1, 2019 to March 31, 2020
Actual	$1,000.00	$905.20	$3.57	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the number of days in the period).

26

BlueStar Israel Technology ETF

Statement Regarding Liquidity Risk Management Program (unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the BlueStar Israel Technology ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2019, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

27

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.iteqetf.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
BlueStar-Israel Technology ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	DRD
BlueStar-Israel Technology ETF	5.77%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain
BlueStar-Israel Technology ETF	0.00%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund's Part F of Form N-PORT is available without charge, upon request on the SEC's website (www.sec.gov) and is available by calling (877) 756-7873. The Fund's portfolio holdings are posted on the Fund's website at www.iteqetf.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1 844-383-6477) or by accessing the SEC’s website at www.sec.gov. Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

28

BlueStar Israel Technology ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	11	None
John A. Flanagan, (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015)
			n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a

*
Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

29

BlueStar Israel Technology ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	11	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	11	None

30

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
Foreside Financial Group, LLC
111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

MJ®

Semi-Annual Report

March 31, 2020

ETFMG Alternative Harvest ETF
Ticker: MJ

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

etfmg®

The fund is a series of ETF Managers Trust.

Page Intentionally Left Blank

ETFMG Alternative Harvest ETF

March 31, 2020 (Unaudited)

1

ETFMG Alternative Harvest ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ETFMG Alternative Harvest Exchange-Traded Fund (“MJ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2019 to March 31, 2020.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Alternative Harvest Index (the “Index”).

Over the period, the total return for the Fund was -44.37%, while the total return for the Index was -45.76%. The best performers on the basis of contribution to return were Swedish Match AB, Corbus Pharmaceuticals Holdings, and Gima TT SpA, while the worst performers were Aurora Cannabis, Tilray, and Hexo.

In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. As we write this letter in late April, the course of the coronavirus outbreak remains uncertain, and markets are likely to remain volatile in response to any news or government action concerning the virus. While markets continue working to assess the economic impact of the virus and the public health measures taken in response, it is still unclear what the costs will be and how long the effects will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain focused on your long-term goals, and to consult with your financial advisor.

We thank you for your interest in the Fund. You can find further details about MJ by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

2

The Fund's performance figures* for the periods ended March 31, 2020, as compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Since Inception** - March 31, 2020
ETFMG Alternative Harvest ETF - NAV	(44.37)%	(67.48)%	(24.11)%	(11.54)%
ETFMG Alternative Harvest ETF - Market Price	(7.40)%	25.94%	16.68%	18.26%
S&P 500 Index *** (1)	(12.31)%	(6.98)%	5.10%	7.67%
Solactive Latin America Real Estate Index/Prime Alternative Harvest Index **** (1)	(45.76)%	(68.71)%	(23.71)%	(10.98)%

Total Fund Operating Expenses (2)				0.75%

* The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded Net Asset Value "NAV" on March 31, 2020. Performance data current to the most recent month end may be obtained by visiting www.etfmj.com or by calling 1-844-383-6477.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the January 31, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio.
** As of the close of business on the day of commencement of trading on December 3, 2015.

*** The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

**** Solactive Latin America Real Estate Index/Prime Alternative Harvest Index - The Index tracks real estate companies in the Latin-America region. Weights in these companies depend on market cap, dividend yield, and share liquidity. The higher the dividend yield and share liquidity, the higher the weight of the respective company in the index. The Prime Alternative Harvest Index has been created to provide investors with a product that enables them to take advantage of both event-driven news and long-term trends in the cannabis industry as well as the industries likely to be influenced by the medicinal and recreational cannabis legalization initiatives taking place in many locations globally.

(1) The return reflects the actual performance through March 31, 2020 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund's net asset value calculations used for shareholder transactions. The table reflects performance of the Solactive Latin America Real Estate Index through December 26, 2017 and the Prime Alternative Harvest Index thereafter.

(2) The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2020. .

3

ETFMG Alternative Harvest ETF

Top Ten Holdings*
	Security	% of Total Investments†
1	Cronos Group, Inc.	9.3%
2	GW Pharmaceuticals PLC	8.6%
3	Canopy Growth Corp.	7.9%
4	Aurora Cannabis, Inc	5.2%
5	Organigram Holdings, Inc.	4.9%
6	Tilray, Inc.	4.5%
7	Aphria, Inc.	4.0%
8	Corbus Pharmaceuticals Holdings, Inc.	3.9%
9	HEXO CORP.	3.7%
10	Swedish Match AB	3.2%
	Top Ten Holdings of Total Investments†	55.2%

	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed listing of the Fund's holdings.

4

ETFMG Alternative Harvest ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation.

The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial is not affiliated with Prime Indexes.

5

ETFMG Alternative Harvest ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2020 (Unaudited)

ETFMG Alternative Harvest ETF
As a percent of Net Assets:
Canada	48.0%
United States	30.8%
United Kingdom	13.6%
Sweden	3.2%
Japan	2.8%
Mexico	0.0 ^%
Short-Term and other Net Assets (Liabilities)	1.6%
100.0%

^ Less than 0.05%.

6

ETFMG Alternative Harvest ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Canada - 48.0%
Investment Companies - 9.9%
Canopy Rivers, Inc. (a)	4,301,793	$2,751,094
Cronos Group, Inc. (a) ^	7,796,635	44,206,921
Total Investment Companies		46,958,015
Pharmaceuticals - 38.1%
Aphria, Inc. (a) ^	6,224,931	19,048,289
Aurora Cannabis, Inc. (a) ^	27,224,515	24,662,688
Auxly Cannabis Group, Inc. (a)	8,055,970	2,118,034
CannTrust Holdings, Inc. (a) (b)	14,306,811	–
Canopy Growth Corp. (a) ^	2,581,832	37,230,017
Emerald Health Therapeutics, Inc. (a)	3,216,006	468,472
Green Organic Dutchman Holdings Ltd. (a) ^	16,517,740	3,521,156
HEXO Corp. (a) ^	20,714,793	17,336,210
MediPharm Labs Corp. (a) ^	10,972,789	12,397,310
Organigram Holdings, Inc. (a) ^	11,632,162	23,264,324
PharmaCielo Ltd. (a) ^	1,632,054	997,347
Sundial Growers, Inc. (a) ^	7,076,833	4,529,173
Supreme Cannabis Co., Inc. (a) ^	13,691,855	2,675,521
The Flowr Corp. (a) ^	2,311,550	1,248,332
Tilray, Inc. (a) ^	3,073,889	21,148,356
Valens Groworks Corp. (a)	918,609	1,592,699
Village Farms International, Inc. (a) ^	2,726,556	7,797,950
Total Pharmaceuticals		180,035,878
Total Canada		226,993,893

Japan - 2.8%
Tobacco - 2.8%
Japan Tobacco, Inc.	718,156	13,331,219

Mexico - 0.00%
Construction & Engineering - 0.00%
Empresas ICA SAB de CV (a)(b)	155,893	-

Sweden - 3.2%
Tobacco - 3.2%
Swedish Match AB	265,388	15,237,768

United Kingdom - 13.6%
Pharmaceuticals - 8.6%
GW Pharmaceuticals PLC - ADR (a)	462,247	40,478,970
Tobacco - 5.0%
British American Tobacco PLC	343,662	11,777,148
Imperial Brands PLC	636,329	11,830,481
Total Tobacco		23,607,629
Total United Kingdom		64,086,599

 The accompanying notes are an integral part of these financial statements
7

ETFMG Alternative Harvest ETF

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Value
United States - 30.8%
Biotechnology - 10.1%
Arena Pharmaceuticals, Inc. (a)	302,313	$12,697,146
Cara Therapeutics, Inc. (a)	879,858	11,622,924
Corbus Pharmaceuticals Holdings, Inc. (a)	3,568,345	18,698,128
Zynerba Pharmaceuticals Inc. (a) ^	1,208,126	4,627,123
Total Biotechnology		47,645,321
Chemicals - 2.7%
Scotts Miracle-Gro Co.	123,403	12,636,467
Paper & Forest Products - 2.5%
Schweitzer-Mauduit International, Inc.	423,862	11,791,841
Tobacco - 15.5%
22nd Century Group, Inc. (a) ^	13,385,853	10,039,390
Altria Group, Inc.	325,718	12,595,515
Philip Morris International, Inc.	174,169	12,707,370
Turning Point Brands, Inc.	688,974	14,544,241
Universal Corp.	299,821	13,255,087
Vector Group Ltd.	1,121,210	10,561,798
Total Tobacco		73,703,401
Total United States		145,777,030
TOTAL COMMON STOCKS (Cost $1,070,462,638)		465,426,509

COLLATERAL FOR SECURITIES LOANED - 28.3% +
Stock Loan Cash Collateral - 28.3%
Stock Loan Cash Collateral (Cost $134,046,342)		134,046,342

Total Investments (Cost $1,204,508,980) - 126.7%		$599,472,851
Liabilities in Excess of Other Assets - (26.7)%		(126,274,267)
NET ASSETS - 100.0%		$473,198,584

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Non-income producing security.

(b)
Includes a security that is categorized as Level 3 per the Trust's fair value hierachy. This security represents $0 or 0.00% of the Fund's net assets and is classified as a Level 3 security.

+
Total cash collateral has a value of $134,046,342 as of March 31, 2020.

^
All or a portion of this security is out on loan as of March 31, 2020. Total value of securities out on loan is $134,046,342.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P,

The accompanying notes are an integral part of these financial statements

8

ETFMG Alternative Harvest ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

ASSETS	ETFMG Alternative Harvest ETF
Investments in securities, at value*	$599,472,851
Cash	4,385,197
Foreign Cash	596,168
Receivables:
Securities lending income receivable	2,083,854
Dividends and interest receivable	978,816
TOTAL ASSETS	607,516,886

LIABILITIES
Collateral received for securities loaned (Note 7)	134,046,342
Payables:
Management fees payable	271,960
TOTAL LIABILITIES	134,318,302
NET ASSETS	$473,198,584

NET ASSETS CONSIST OF:
Paid in capital	$1,521,194,782
Total accumulated deficit	(1,047,996,198)
NET ASSETS	$473,198,584

*Identified Cost:
Investments in securities	$1,204,508,980

NET ASSET VALUE PER SHARE:
Net Assets	$473,198,584
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	42,050,000
Net asset value (Net Assets ÷ Shares Outstanding)	$11.25

The accompanying notes are an integral part of these financial statements.

9

ETFMG Alternative Harvest ETF

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2020 (Unaudited)

ETFMG Alternative Harvest ETF
INVESTMENT INCOME
Dividends (Net of Foreign tax withholdings of $24,035)	$5,142,477
Securities Lending Income	20,032,227
TOTAL INVESTMENT INCOME	25,174,704

EXPENSES
Management fees	2,570,139
TOTAL EXPENSES	2,570,139
NET INVESTMENT INCOME	22,604,565

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
In-kind redemptions	(6,036,787)
Investments	(159,216,819)
Foreign currency transactions	(251,003)
(165,504,609)

Net change in unrealized appreciation (depreciation) on:
Investments	(242,480,720)
Foreign currency translations	6,243
(242,474,477)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(407,979,086)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(385,374,521)

The accompanying notes are an integral part of these financial statements.

10

ETFMG Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
FROM OPERATIONS
Net investment income	$22,604,565	$31,100,063
Net realized loss on investments and foreign currency transactions	(165,504,609)	(124,564,183)
Net change in unrealized depreciation on investments and foreign currency transactions	(242,474,477)	(487,112,889)
Net decrease in net assets resulting from operations	(385,374,521)	(580,577,009)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(17,608,000)	(30,165,500)
Net decrease in net assets resulting from distributions to shareholders	(17,608,000)	(30,165,500)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	131,819,986	1,088,901,300
Cost of shares redeemed	(56,673,990)	(357,641,447)
Transaction Fees (Note 1)	77,707	880,806
Net increase in net assets resulting from shares of beneficial interest	75,223,703	732,140,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,758,818)	121,398,150

NET ASSETS
Beginning of Period	800,957,402	679,559,252
End of Period	$473,198,584	$800,957,402

SHARE ACTIVITY
Shares Sold	7,400,000	32,250,000
Shares Redeemed	(3,800,000)	(10,900,000)
Net increase in shares of beneficial interest outstanding	3,600,000	21,350,000
Beginning Shares	38,450,000	17,100,000
Ending Shares	42,050,000	38,450,000

The accompanying notes are an integral part of these financial statements.

11

ETFMG Alternative Harvest ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016 (1)
Net asset value, beginning of period	$20.83	$39.74	$31.36	$29.64	$25.00

Activity from investment operations:
Net investment income (2)	0.55	1.02	0.37	0.57	0.98
Net realized and unrealized
gain (loss) on investments	(9.71)	(18.96)	8.95	4.42	4.59
Total from investment operations	(9.16)	(17.94)	9.32	4.99	5.57

Less distributions from:
Net investment income	(0.42)	(0.97)	(0.74)	(2.56)	(0.93)
Net realized gains	-	-	(0.20)	(0.71)	-
Total distributions	(0.42)	(0.97)	(0.94)	(3.27)	(0.93)

Net asset value, end of period	$11.25	$20.83	$39.74	$31.36	$29.64

Total return (4)(5)	(44.37)%(7)	(45.60)%	33.85%	20.23%	22.63%(7)

Net assets, at end of period (000s)	$473,199	$800,957	$679,559	$6,271	$2,964

Ratio of net expenses to average
net assets (6)	0.75%	0.75%	0.75%	0.79%	0.79%
Ratio of net investment income
to average net assets (6)	6.62%	3.26%	1.18%	1.98%	5.88%

Portfolio Turnover Rate (3)	265%(7)	71%	97%	44%	44%(7)

(1)
Commencement of operations on December 2, 2015.
(2)
Per share amounts calculated using the average shares method.
(3)
Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(4)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(5)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)
Annualized for periods less than one year.
(7)
Not annualized.

The accompanying notes are an integral part of these financial statements.
12

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1. ORGANIZATION

ETFMG Alternative Harvest ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index (the “Index”). The Fund commenced operations on December 2, 2015 as the Tierra XP Latin America Real Estate ETF.

Effective December 26, 2017, the Board of Trustees of the Trust approved the following changes to the Fund: a) The Fund’s name was changed to the ETFMG Alternative Harvest ETF; b) the Fund’s underlying index, the Solactive Latin America Real Estate Index, was replaced with the Prime Alternative Harvest Index; c) The Fund’s investment objective was changed to the following: “The ETFMG Alternative Harvest ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index” (the “New Index”); and d) the non-fundamental policy that, under normal circumstances, the Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of real estate related companies in Latin America was eliminated.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges are included in “Transaction Fees” in the Statement of Changes in Net Assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

13

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020 the Fund held one fair valued security which was valued by the board.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

14

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value as of March 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$465,426,509	$-	- (a)	$465,426,509
Collateral for Securities Loaned*	-	-	-	134,046,342
Total Investments in Securities	$465,426,509	$-	$-	$599,472,851

^ See Schedule of Investments for classifications by country and industry.

(a) Includes a security valued at $0.

The ETFMG Alternative Harvest ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The security classified as Level 3 is deemed immaterial. This security transferred from Level 1 to Level 3 due to being previously priced in an active market.

Federal Income Taxes - The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s September 30, 2017 – September 30, 2019 tax returns or expected to be taken in the Fund’s September 30, 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

15

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Security transactions and Investment Income – Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

Foreign Currency Translations and Transactions - The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i)
market value of investment securities, assets and liabilities at the daily rates of exchange, and
(ii)
purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Distributions to shareholders – Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis. Distributions to Shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Share Valuation - The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnification – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. RISK FACTORS

Investing in the ETFMG Alternative Harvest ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

16

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

United States Regulatory Risks of the Marijuana Industry: The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Members of the Trump Administration, including former Attorney General Jeff Sessions, have made statements indicating that the Trump Administration intends to take a harsher stance on federal marijuana laws. Any such change in the federal government’s enforcement of current federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund’s portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States. No drug product containing natural cannabis or naturally-derived cannabis extracts have been approved by the FDA for use in the United States or obtained registrations from the United States Drug Enforcement Administration (“DEA”) for commercial production and the DEA may never issue the registrations required for the commercialization of such products.

Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.

Non-U.S. Regulatory Risks of the Marijuana Industry - The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of marijuana, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational Risks of the Marijuana Industry - Companies involved in the marijuana industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical marijuana research or to otherwise cultivate, possess or distribute marijuana. Since the use of marijuana is illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of marijuana.

17

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Concentration Risk - The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk - The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Equity Market Risk - The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Non-Diversification Risk - Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Securities Lending Risk - Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to- day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single management fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). From the period October 1, 2017 to December 25, 2017, the Fund’s Sponsor was Tierra Funds, LLC. Tierra Funds, LLC agreed to sublicense the use of the Underlying Index to the Advisor. Effective December 26, 2017, the Advisor has entered into an Agreement with ETFMG Financial, LLC (the “Sponsor”). The Sponsor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

18

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

5. DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the six months ended March 31, 2020, the Fund did not incur any 12b-1 expenses.

6. PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the six months ended March 31, 2020:

Sales
$200,767,263	$173,726,275

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2020:

Purchases In-Kind	Sales In-Kind
$123,998,016	$47,732,269

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the six months ended March 31, 2020.

7. SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Wedbush Securities Inc (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. The Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. The Fund could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Values of Securities on Loan	Fund Collateral Received*
$134,046,342	$134,046,342

*
The securities on loan were collateralized in full with cash, as shown on the Schedule of Investments.

8. TAX COMPONENTS OF CAPITAL

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)

$726,784	$-	$-	$(161,193,929)	$-	$(484,546,532)	$(645,013,677)

The difference between book basis and tax basis undistributed net investment income, unrealized depreciation and accumulated net realized losses from investments is attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies. The unrealized depreciation in the table above includes unrealized foreign currency losses of $8,943.

At September 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring	Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
$-	$128,455,840	$32,738,089	$161,193,929	$-

19

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassifications for the year ended September 30, 2019 as follows:

Paid In Capital	Accumulated Earnings (Losses)
$96,876,855	$(96,876,855)

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2019 and September 30, 2018 are as follows:

Year Ended September 30, 2019		Year Ended September 30, 2018
From	From	From	From
Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
$30,165,500	$-	$2,416,185	$40,848

10. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,192,444,818	$6,188,449	$(733,206,758)	$(727,018,309)

11. LEGAL MATTERS

The Trust, a former and current trustee of the Trust, the Adviser and certain officers of the Adviser were defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleged claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The action sought damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other claims.

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arose out of the same facts and circumstances, and relates to the same series of the Trust, as the New Jersey litigation and asserted claims for breach of contract, conversion and certain other claims. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172.36, plus prejudgment interest. The Court also denied Plaintiff’s requests for punitive damages and equitable relief.

20

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

On May 1, 2020, Nasdaq, PureShares LLC (“PureShares”), and ETFMG announced a global settlement that resolves all claims in both the PureShares action and the Nasdaq action. The settlement is subject to future negotiations and approvals among independent third parties. As part of the settlement, Nasdaq and ETFMG have agreed to certain cash payments from ETFMG to Nasdaq and PureShares, and have executed an asset purchase agreement to transfer certain ETFMG intellectual property and related assets, to a Nasdaq affiliate. The transaction is expected to close in the last half of 2020. The Adviser does not believe that the resolution of these matters will have a material adverse effect on the Funds’ financial statements. If the events set forth in the settlement agreement do not occur, and a subsequent settlement is not reached, the resulting conditions may adversely affect the Adviser’s future operations.

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than as disclosed in Note 11 above.

21

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 24, 2020, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Alternative Harvest ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 24, 2020, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during a telephonic contract renewal meeting held prior to the March 24, 2020 meeting and also conferred in executive sessions both with and without representatives of management before and during the March 24th meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”) , as well as the Adviser’s response to the market volatility and uncertainty during the recent pandemic.

22

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2020 (Unaudited)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted management’s representations that the Fund’s performance satisfactorily tracked its underlying index, and the Board concluded that the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. The Board noted that the advisory fee of the Fund was higher than the average and equal to the median expense ratios of its peer ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy that is substantially different than the strategies of many of the peer ETFs.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account the profitability analysis provided by the Adviser. The Board received and reviewed a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser with respect to the Fund and considered how profit margins could affect the Adviser’s ability to attract and retain high quality personnel. Based on the information provided to the Trustees, the Trustees concluded that the level of profits realized by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund, including services provided by certain brokerage firms.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board noted that the Adviser still bears most of the ordinary fees and expenses of the Fund and that the Fund would likely experience benefits from the unitary fee at the Fund’s projected asset levels. The Board recognized that there were not likely to be any additional economies of scale for the Fund in the near term.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

23

ETFMG Alternative Harvest ETF

EXPENSE EXAMPLE
Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.
Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period* 10/1/19 - 3/31/20	Expenses Paid During Period** 10/1/19 - 3/31/20
Actual	$1,000.00	$556.30	$2.92	0.75%

Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
(5% return before expenses)

*”Actual” expense information for the Fund is for the period from October 1, 2019 to March 31, 2020. Actual expenses are equal to the Fund's annualized net expense ratio multiplied by 183/366 (to reflect the period from October 1, 2019 to March 31, 2020). "Hypothetical" expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

** Annualized.

24

ETFMG Alternative Harvest ETF

Statement Regarding Liquidity Risk Management Program (unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the ETFMG Alternative Harvest ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 24, 2020, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the initial period from December 1, 2018 through February 29, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2019, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

25

ETFMG Alternative Harvest ETF

SUPPLEMENTARY INFORMATION
March 31, 2020 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-PORT may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmj.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmj.com.

Read the prospectus carefully before investing.

26

ETFMG Alternative Harvest ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)
The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations1. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)
The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)
The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)
The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)
The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)
The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)
The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.
________________
(1)
Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

27

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
Wedbush Securities Inc.
1000 Wilshire Boulevard, Los Angeles, California 90017

Transfer Agent
Computershare Investor Services
480 Washington Boulevard, Jersey City, New Jersey 07310

Securities Lending Agent
Wedbush Securities Inc.
1000 Wilshire Boulevard, Los Angeles, California 90017

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)
Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title)* /s/  Samuel Masucci II
           Samuel Masucci III, Principal Executive Officer

Date  August 12, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Samuel Masucci III
           Samuel Masucci III, Principal Executive Officer

Date    August 12, 2020

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer/Treasurer

Date August 12, 2020

* Print the name and title of each signing officer under his or her signature.